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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York 10010
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1. REPORT(S) TO STOCKHOLDERS.

ALGER

THE ALGER INSTITUTIONAL FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2017 (UNAUDITED)

Table of Contents

The Alger Institutional Funds

Shareholders’ Letter	1
Fund Highlights	10
Portfolio Summary	16
Schedules of Investments	17
Statements of Assets and Liabilities	35
Statements of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	45
Notes to Financial Statements	60
Additional Information	89

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Shareholders' Letter April 30, 2017

Dear Shareholders,

Economic Strength Sustains Bull Market
The strong bull market continued during the six-month period ended April 30, 2017, with the
S&P 500 Index generating a 13.32% return. Growth stocks, broadly speaking, outperformed with the Russell 3000 Growth Index generating a 15.47% return. Small capitalization growth equities were even stronger as illustrated by the 18.48% return of the Russell 2000 Growth
Index.

We maintain that expectations for strengthening economic growth worldwide and improving corporate earnings have been the primary drivers of equity performance. We also believe that ongoing innovation, including medical breakthroughs and internet-based technology, is supporting equities.

Yet, some commentators have attributed recent equity gains to the U.S. presidential election.
Others have said it has been momentum trading. If it were either of those factors, we believe a temporary decline of equities that occurred in March following growing concerns over Washington’s ability to pass meaningful legislation would have been more severe. In regard to economic factors, consider the following:

• Consumer and business confidence have risen to at or near their highest levels in more than a decade.
• Wage growth is also accelerating. In December, hourly wages among private employers increased 2.9%, the highest rate since the financial crisis. Wages continued to increase during the first four months of this year.
• Corporate profits, meanwhile, are strengthening. At the end of the reporting period, Wall Street analysts expected first quarter S&P 500 earnings per share
(EPS) to increase 12% year over year for the first quarter of 2017—the high-
est rate in five years.
• The Conference Board’s Leading Economic Index has been climbing in a fairly steady manner since 2009 and hit a record high of 126.7 in March of this year.

Economic Growth Extends Beyond U.S.
Investor sentiment was also supported by expectations for improving economic growth abroad. Indeed, 2017 may be the first time since 2010 that all G-20 countries simultaneously experience economic growth and help strengthen corporate fundamentals. The encouraging outlook helped extend the equity rally beyond the U.S. as illustrated by the MSCI Emerging
Markets Index gaining 9.03% and the MSCI ACWI ex USA Index gaining 10.61%. A perception that geopolitical risk, including elections in France, was moderating supported investor sentiment. Upward revisions for earnings for both developed and emerging markets and strengthening Purchasing Managers’ Index readings in Europe and China were also encouraging.

Our view has consistently been that the economic recovery would be longer and stronger than expected, but also slower in pace due to the severity and nature of the 2008/2009 bear market and recession. While improving economic conditions are likely to make the Federal
Reserve more aggressive in its tightening, we don’t believe that monetary policy changes will derail the expansion. We note that the U.S. does not typically enter into a recession until about three years after material Fed tightening, which we maintain is just starting now.
Rising equity valuations concern some investors, but growth sectors such as Information
Technology and Health Care are trading in line or at a discount to their 20-year median price-to-earnings (P/E) ratios.

It is also reasonable to argue that with extremely low interest rates, equity multiples should be higher than their current levels.

Skepticism Versus Euphoria
In the face of new market highs for equities, many commentators are calling for a market correction, with the average analyst rating for S&P 500 companies being approximately one standard deviation below the average over the past decade. If bull markets begin in despair and end in euphoria as we believe, then the equity market still has room to run, particularly given strong fundamentals.

One asset class where we continue to see euphoria, however, is fixed income. Investors’
craving for fixed income exists despite the expensive valuations of bonds. Treasury bond yields are normally tightly linked to nominal GDP growth (both averaged 6.5% over the past
50 years), but current 10-year yields are more than two percentage points below next year’s estimated nominal GDP growth rate. Keep in mind that a one percentage point increase in interest rates should theoretically cause an 8% decline in the price of a 10-year bond. A historically wide disparity, meanwhile, exists between equity and bond valuations. When considering the wide disparity, two scenarios are possible: fixed income yields will rise and bond returns will be very disappointing or equity yields will fall (i.e. P/E ratios will rise) and stock returns will be strong. Under both scenarios, equities would outperform.

A rotation from bonds and bond-like stocks to equities would also have implications for active investing. Over the past few years, investors have favored bond-like equities (including those with weak fundamentals) as an alternative to low-yielding fixed income securities.
This behavior weighed on active managers who focus on identifying strong businesses rather than pursuing dividend quality. The fact is that rising interest rates have typically been associated with active investing outperforming passive and we believe that may be the case going forward. We are optimistic that we have seen the cyclical lows in interest rates and active investing.

Navigating the Ship Forward
While we think that the economic expansion can continue, we believe that a good captain does not simply look at calm waters and expect smooth sailing; rather, it is prudent to be prepared for all weather conditions. As bottom-up focused growth investors, we concentrate on building a boat or investment portfolio that we believe can sail through whatever conditions lie ahead. Instead of changing course based on which way economic winds are blowing (e.g. rotating to cyclical stocks when the economy is strong or to defensive stocks when it appears to be weakening), we focus on finding companies that can take market share and grow in both good and bad times.

The best risk management we know of is to understand our companies as well or better than anyone else, feel confident in their growth under multiple scenarios, and let the strength of their management teams and competitive advantages create value for our clients. Our research and experience shows that there are always areas of the economy that are growing, irrespective of where we are in market or economic cycles. For example, during the Global
Financial Crisis that occurred from the second quarter of 2008 until the second quarter of
2011, U.S. GDP was somewhat flat, but U.S. internet advertising and e-commerce grew over
30%. Companies that exploited that growth generated strong returns.

Innovation is Strong
We see many areas that seem poised to grow regardless of economic conditions. They range from established growth industries such as cloud computing and the mobile internet to emerging technologies such as artificial intelligence (AI).

We believe the following factors will support rapid growth of AI:

• Hardware improvements.
• Algorithm development.
• Storage efficiency.
Those factors are driving a revolution in what computers and robots can do including how they interact with us. It has long been established that technology is increasing at an ever faster rate, as popularized by Moore’s Law, but recent advances in the fundamentals that drive AI are simply astounding. For example, CPU deep learning performance has increased by 65 times in four years. These types of technological leaps are allowing computers to actually learn on their own—an AI program named Libratus, developed at Carnegie Mellon, recently beat some of the world’s best poker players. The truly incredible thing is not that it won, but that it taught itself and developed its own strategy.

AI will change many industries. In health care, doctors struggle to keep up with technology given the thousands of medical studies that are published each day. Yet, in one experiment, not only did IBM’s AI supercomputer, Watson, recommend the same treatments for cancer patients as oncologists 99% of the time, but incredibly it also found additional treatment options that physicians had not identified in 30% of the cases, potentially giving patients new hope. In transportation, cars are learning to drive themselves much more safely with Google, for instance, achieving an error rate of 2 per 10,000 miles driven in 2016, a huge 75% drop from the previous year. Some AI applications are already in use. It is estimated that 35%
of Amazon’s current sales are generated with its AI-curated personal recommendations.
According to a UBS survey, nearly 90% of large U.S. companies have a cognitive computing project underway and 20% expect machine learning to have a business impact within a year.

The huge computing power needed to drive these projects forward will be aided by services or platforms such as those from Google, Amazon, and Microsoft.

Conclusion
Finding areas of growth and companies that we believe will benefit from them, no matter what the environment, is our passion and expertise. Regardless of economic conditions, we believe our time-tested philosophy of focusing on Positive Dynamic Change has strong potential for producing attractive results for our clients and partners.

Portfolio Matters
Alger Capital Appreciation Institutional Fund
The Alger Capital Appreciation Institutional Fund returned 14.67% for the fiscal six-month period ended April 30, 2017, compared to the 15.23% return of the Russell 1000 Growth
Index.

During the reporting period, the largest sector weightings were Information Technology and
Consumer Discretionary. The largest sector overweight was Information Technology and the largest underweight was Consumer Staples. The Information Technology and Financials
sectors provided the largest contributions to relative performance, while Consumer
Discretionary and Consumer Staples were among sectors that detracted from results.

Amazon.com, Inc.; Alphabet, Inc. Cl. C; Microsoft Corporation; and Comcast Corporation,
Cl. A were among top contributors to performance. Shares of Apple, Inc. also contributed to performance. Apple performed strongly in response to continued strong sales of the company’s iPhone.

Conversely, QUALCOMM, Inc.; Molson Coors Brewing Co., Cl. B; Palo Alto Networks,
Inc.; and Activision Blizzard, Inc. were among top detractors from performance. Shares of
Anadarko Petroleum Corp. also detracted from results. Anadarko is an independent natural gas and oil company that engages in exploration and production. Its stock underperformed in the earlier portion of this year. The company announced encouraging quarterly results with healthy production growth and solid profitability; however, some investors were disappointed in the lack of near-term news on a proposed sale of assets in Mozambique.
In addition, softening oil prices hurt the performance of energy company stocks, including shares of Anadarko.

Alger Capital Appreciation Focus Fund
The Alger Capital Appreciation Focus Fund returned 15.78% for the fiscal six-month period ended April 30, 2017, compared to the 15.23% return of its benchmark, the Russell
1000 Growth Index.

During the reporting period, the largest sector weightings were Information Technology and
Consumer Discretionary. The largest sector overweight was Information Technology and the largest underweight was Consumer Staples. The Information Technology and Financials
sectors provided the largest contributions to relative performance, while Consumer
Discretionary and Consumer Staples were among sectors that detracted from results.

Amazon.com, Inc.; Alphabet. Inc., Cl. C; Honeywell International, Inc.; and Comcast
Corporation, Cl. A. were among the most important contributors to performance. Apple,
Inc. also contributed to performance. The performance of Apple shares was supported by developments identified in the Alger Capital Appreciation Institutional Fund discussion.

Conversely, Molson Coors Brewing Company Cl. B; PVH Corp.; CVS Caremark Corp.;
Prosetta Biosciences Inc. Series D Preferred; and DexCom, Inc. were among top detractors from results. CVS Caremark operates retail pharmacies and also serves as a third-party administrator for prescription programs offered by employers and other entities. The shares detracted from performance in response to CVS losing two large health-plan clients in the company’s retail pharmacy business. As a result, the company lowered its earnings guidance.

Alger Mid Cap Growth Institutional Fund
The Alger Mid Cap Growth Institutional Fund returned 17.74% for the fiscal six-month period ended April 30, 2017, compared to the 13.59% return of the Russell Midcap Growth
Index.

During the reporting period, the largest portfolio sector weightings were Information
Technology and Health Care. The largest sector overweight was Information Technology and the largest underweight was Consumer Discretionary. The Health Care and Information
Technology sectors provided the largest contributions to relative performance, while
Consumer Discretionary and Materials were among sectors that detracted from results.

Tolero Pharmaceuticals Series B Convertible Preferred Stock; Tolero CDR; ARIAD
Pharmaceuticals, Inc.; IDEXX Laboratories, Inc.; and Broadcom Ltd. were among top contributors to performance. Broadcom merged with Avago in early 2016 and has since become a formidable competitor in the semiconductor industry. In addition, scale benefits and synergies have enhanced the company’s profitability, which supported the performance of the company’s shares during the reporting period.

Conversely, TransDigm Group Inc.; TreeHouse Foods, Inc.; Palo Alto Networks, Inc.;
Advance Auto Parts, Inc.; and WisdomTree Investments, Inc. were among top detractors from performance. WisdomTree Investments creates and sells exchange traded funds (ETFs) in a variety of asset classes. Investors’ preference for passive investment strategies has enabled the company to grow its assets under management meaningfully over the last few years;
however, uneven flows into the company’s products hurt the performance of WisdomTree shares during the first quarter. In addition, quarterly earnings were disappointing, in part due to expenses associated with the company increasing its number of employees. Investors also became concerned over the company’s decision to increase the portion of its compensation from cash instead of company stock. On the positive side, in the last two years, the company has been diversifying its products and distribution.

Alger Small Cap Growth Institutional Fund
The Alger Small Cap Growth Institutional Fund returned 20.03% for the fiscal six-month period ended April 30, 2017, compared to the 18.48% return of the Russell 2000 Growth
Index.

During the reporting period, the largest portfolio sector weightings were Information
Technology and Health Care. The largest sector overweight was Health Care and the largest underweight was Industrials. The Health Care and Information Technology sectors provided the largest contributions to relative performance while Consumer Discretionary and Materials were among sectors that detracted from results.

Tolero Pharmaceuticals Series B Convertible Preferred Stock; Cognex Corp.; TubeMogul,
Inc.; Lions Gate Entertainment Corp., Cl. A; and Medidata Solutions, Inc. were among top contributors to performance. Cognex is a global market leader in machine-vision and identification systems used to automate manufacturing and logistics. Scale, reach, a continued focus on innovation, and a strong balance sheet are allowing the company to continue to grow faster than the fragmented machine vision and automated ID market by capturing share, moving into adjacencies, and acquiring competitors. The company also has attractive opportunities in smartphone manufacturer’ investments in automation, including demand for Cognex products that are being created by the Apple, Inc. “supercycle.”

Conversely, detracting from overall results on an absolute basis were Lions Gate Entertainment
Corp., Cl. B; TreeHouse Foods, Inc.; U.S. Silica Holdings, Inc.; and Luminex Corp. Different
holdings periods resulted in Lion’s Gate Cl. A contributing to performance and Lions Gate
Class B detracting from results. Also during the reporting period, Endologix, Inc. detracted from performance. The company is developing the Nellix EndoVascular Aneurysm Sealing
System, which is a minimally invasive technology that addresses abdominal aortic aneurysms.
Performance of Endologix shares weakened after the FDA requested follow up data from the company’s Nellix clinical study which will delay the potential regulatory approval of the product. Essentially, Nellix is now a potential earnings catalyst for next year rather than in
2017.

I thank you for putting your trust in Alger.

Sincerely,

Daniel C. Chung, CFA
Chief Investment Officer
Fred Alger Management, Inc.
_______________________________

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the funds. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by an effective prospectus for the fund. Fund returns represent the fiscal six-month period return of Class I shares.

The performance data quoted represent past performance, which is not an indication or guarantee of future results.
Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the funds’ management in this report are as of the date of the
Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated
herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including, without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of
Investments for each fund that is included in this report for a complete list of fund holdings as of April 30, 2017. Securities mentioned in the Shareholders’ Letter, if not found in the
Schedule of Investments, may have been held by the funds during the 12-month period.

A Word about Risk
Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.
Funds that participate in leveraging, such as the Capital Appreciation Institutional Fund, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, a fund’s net asset value can decrease more quickly than if the fund had not borrowed.

A small investment in derivatives could have a potentially large impact on a fund’s performance. When purchasing options, a fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a fund is exercised, the fund will not participate in any increase in the underlying security’s value above the exercise price. When a put option written by a fund is exercised, the fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in a fund’s portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.
Because certain options may require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations. For a more detailed discussion of the risks associated with these funds, please see the prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Institutional Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing.
Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext,
SIPC.
NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.
Definitions:

• S&P 500 index: An index of large company stocks considered representative of the U.S. stock market.
• Morgan Stanley Capital International (MSCI) All Country World Index
(ACWI) ex USA is an unmanaged, market capitalization-weighted index de-
signed to provide a broad measure of equity market performance throughout the world, including both developing and emerging markets, but excluding the United States.
• MSCI Emerging Markets Index: A free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.
• Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.
• Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.
• Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.
• Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.
• The Conference Board’s Leading Economic Indicator Index is based on a va-
riety of economic data and is part of the Conference Board’s analytic system that seeks to signal peaks and troughs in the business cycle.
• The Purchasing Managers' Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indi-
cators: new orders, inventory levels, production, supplier deliveries and the employment environment.

FUND PERFORMANCE AS OF 3/31/17 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class I (Inception 11/8/93)	15.10%	12.86%	9.50%	11.78%
Alger Capital Appreciation Class R (Inception 1/27/03)*	14.55%	12.32%	8.96%	11.22%
Alger Capital Appreciation Class Y (Inception 2/28/17)	n/a	n/a	n/a	1.63%
Alger Capital Appreciation Class Z-2 (Inception 10/14/16)	n/a	n/a	n/a	10.89%
Alger Capital Appreciation Focus Class A (Inception
12/31/12)	9.86%	n/a	n/a	14.20%
Alger Capital Appreciation Focus Class C (Inception
12/31/12)	14.07%	n/a	n/a	14.79%
Alger Capital Appreciation Focus Class I (Inception
11/8/93)	15.92%	12.15%	7.02%	8.50%
Alger Capital Appreciation Focus Class Y (Inception
2/28/17)	n/a	n/a	n/a	1.97%
Alger Capital Appreciation Focus Class Z (Inception
12/31/12)	16.21%	n/a	n/a	16.07%
Alger Mid Cap Growth Class I (Inception 11/8/93)	17.56%	10.98%	5.27%	11.54%
Alger Mid Cap Growth Class R (Inception 1/27/03)*	16.85%	10.39%	4.72%	10.98%
Alger Mid Cap Growth Class Z-2 (Inception 10/14/16)	n/a	n/a	n/a	14.17%
Alger Small Cap Growth Class I (Inception 11/8/93)	27.32%	8.42%	5.93%	8.94%
Alger Small Cap Growth Class R (Inception 1/27/03)*	26.65%	7.88%	5.41%	8.41%
Alger Small Cap Growth Class Z-2 (Inception 8/1/16)	n/a	n/a	n/a	14.66%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Fund Highlights Through April 30, 2017 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Institutional Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2017. Figures for the Alger Capital Appreciation Institutional Fund Class
I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital
Appreciation Institutional Fund Class R, Class Y and Class Z-2 shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/17
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	19.51%	13.64%	9.37%	11.86%
Class R (Inception 1/27/03)*	18.95%	13.09%	8.83%	11.30%
Russell 1000 Growth Index	19.50%	13.87%	8.88%	8.95%

				Since
	1 YEAR	5 YEARS	10 YEARS	2/28/2017
Class Y (Inception 2/28/17)	n/a	n/a	n/a	4.33%
Russell 1000 Growth Index	n/a	n/a	n/a	3.47%

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Fund Highlights Through April 30, 2017 (Unaudited) (Continued)

				Since
	1 YEAR	5 YEARS	10 YEARS	10/14/2016
Class Z-2 (Inception 10/14/16)	n/a	n/a	n/a	13.87%
Russell 1000 Growth Index	n/a	n/a	n/a	14.56%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION FOCUS FUND
Fund Highlights Through April 30, 2017 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2017. Beginning December 31, 2012 Alger Capital Appreciation Focus
Fund changed its investment strategy to invest a substantial portion of its assets in a small number of issuers. The figures for the Alger Capital Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Focus Fund Class A, Class C, Class Y
and Class Z shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

ALGER CAPITAL APPRECIATION FOCUS FUND
Fund Highlights Through April 30, 2017 (Unaudited) (Continued)

PERFORMANCE COMPARISON AS OF 4/30/17
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	21.45%	13.12%	6.95%	8.60%
Russell 1000 Growth Index	19.50%	13.87%	8.88%	8.95%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/2012
Class A (Inception 12/31/12)	15.11%	n/a	n/a	14.66%
Class C (Inception 12/31/12)	19.52%	n/a	n/a	15.22%
Class Z (Inception 12/31/12)	21.74%	n/a	n/a	16.51%
Russell 1000 Growth Index	19.50%	n/a	n/a	16.01%

				Since
	1 YEAR	5 YEARS	10 YEARS	2/28/2017
Class Y (Inception 2/28/17)	n/a	n/a	n/a	4.91%
Russell 1000 Growth Index	n/a	n/a	n/a	3.47%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MID CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2017 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Mid Cap
Growth Institutional Fund Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2017. Figures for the Alger Mid Cap Growth Institutional Fund Class I
shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger Mid Cap
Growth Institutional Fund Class R and Class Z-2 shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/17
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	20.13%	11.11%	5.04%	11.57%
Class R (Inception 1/27/03)*	19.36%	10.51%	4.49%	11.01%
Russell Midcap Growth Index	15.83%	12.28%	7.83%	9.40%

				Since
	1 YEAR	5 YEARS	10 YEARS	10/14/2016
Class Z-2 (Inception 10/14/16)	n/a	n/a	n/a	15.95%
Russell Midcap Growth Index	n/a	n/a	n/a	12.32%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2017 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap
Growth Institutional Fund Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2017. The figures for the Alger Small Cap Growth Institutional Fund Class
I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small Cap
Growth Institutional Fund Class R and Class Z-2 shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/17
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	27.69%	8.83%	5.76%	8.96%
Class R (Inception 1/27/03)*	26.97%	8.28%	5.24%	8.43%
Russell 2000 Growth Index	24.06%	12.89%	7.97%	7.31%

	1 YEAR	5 YEARS	10 YEARS	Since 8/1/2016
Class Z-2 (Inception 8/1/16)	n/a	n/a	n/a	16.22%
Russell 2000 Growth Index	n/a	n/a	n/a	13.63%

~~The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s~~
average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

PORTFOLIO SUMMARY†
April 30, 2017 (Unaudited)

	Alger Capital
	Appreciation Institutional	Alger Capital	Alger Mid Cap Growth	Alger Small Cap Growth
SECTORS	Fund	Appreciation Focus Fund	Institutional Fund	Institutional Fund
Consumer Discretionary	20.1%	18.7%	16.0%	6.6%
Consumer Staples	3.3	2.5	3.6	1.8
Energy	1.9	2.0	1.4	2.0
Financials	4.9	6.6	6.7	5.3
Health Care	14.7	10.9	20.6	36.8
Industrials	6.6	4.5	12.3	8.1
Information Technology	43.1	48.3	26.7	35.2
Materials	1.9	0.9	4.5	2.5
Real Estate	1.7	1.0	3.4	1.0
Telecommunication Services	1.3	0.0	0.0	0.0
Short-Term Investments and
Net Other Assets	0.5	4.6	4.8	0.7
	100.0%	100.0%	100.0%	100.0%

† Based on net assets for each Fund.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—0.3%
General Dynamics Corp.	51,958	$ 10,068,941
ALTERNATIVE CARRIERS—0.6%
Level 3 Communications, Inc.*	308,151	18,723,255
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	192,975	19,496,264
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	130,328	10,248,994
APPLICATION SOFTWARE—4.0%
Adobe Systems, Inc.*	283,855	37,962,768
Autodesk, Inc.*	403,110	36,308,118
salesforce.com, Inc.*	700,538	60,330,332
		134,601,218
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	355,859	28,611,064
AUTOMOTIVE RETAIL—0.0%
Carvana Co.*	141,678	1,572,626
BIOTECHNOLOGY—5.0%
ACADIA Pharmaceuticals, Inc.*	311,630	10,698,258
Alexion Pharmaceuticals, Inc.*	80,015	10,224,317
BioMarin Pharmaceutical, Inc.*	194,780	18,667,715
Celgene Corp.*	538,942	66,855,755
Incyte Corp.*	207,307	25,764,114
TESARO, Inc.*	43,861	6,473,445
Vertex Pharmaceuticals, Inc.*	220,854	26,127,028
		164,810,632
BREWERS—0.9%
Molson Coors Brewing Co., Cl. B	320,092	30,693,622
BROADCASTING—1.7%
CBS Corp., Cl. B	861,290	57,327,462
BUILDING PRODUCTS—0.3%
Johnson Controls International PLC.	267,425	11,116,857
CABLE & SATELLITE—3.2%
Charter Communications, Inc., Cl. A*	60,845	21,001,260
Comcast Corporation, Cl. A	2,216,130	86,850,135
		107,851,395
CONSTRUCTION MATERIALS—0.3%
Vulcan Materials Co.	86,244	10,425,175
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc., Cl. A	1,436,422	131,030,415
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	207,199	18,026,313
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	95,605	15,043,447
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	146,554	17,089,662
FINANCIAL EXCHANGES & DATA—1.7%
IntercontinentalExchange Group, Inc.	647,969	39,007,734

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Unaudited) (Continued) April 30, 2017

COMMON STOCKS—(CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—(CONT.)
S&P Global, Inc.	128,127	$17,193,362
		56,201,096
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	240,939	13,350,430
HEALTH CARE EQUIPMENT—3.2%
Boston Scientific Corp.*	586,147	15,462,558
Danaher Corp.	289,053	24,086,787
DexCom, Inc.*	223,252	17,404,726
Edwards Lifesciences Corp.*	221,227	24,261,965
Medtronic PLC.	309,780	25,739,620
		106,955,656
HEALTH CARE SERVICES—0.2%
Envision Healthcare Corp.*	94,780	5,310,523
HOME ENTERTAINMENT SOFTWARE—0.9%
Electronic Arts, Inc.*	310,223	29,415,345
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	373,555	58,311,936
HOTELS RESORTS & CRUISE LINES—0.3%
Marriott International, Inc., Cl. A	122,039	11,522,922
HOUSEWARES & SPECIALTIES—0.8%
Newell Brands, Inc.	575,491	27,473,940
HYPERMARKETS & SUPER CENTERS—0.5%
Costco Wholesale Corp.	96,823	17,188,019
INDUSTRIAL CONGLOMERATES—3.2%
Honeywell International, Inc.	808,713	106,054,623
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	181,389	25,485,154
INDUSTRIAL MACHINERY—0.5%
Stanley Black & Decker, Inc.	118,826	16,178,160
INTERNET RETAIL—7.0%
Amazon.com, Inc.*	228,888	211,719,111
NetFlix, Inc.*	131,827	20,064,070
		231,783,181
INTERNET SOFTWARE & SERVICES—13.4%
Alibaba Group Holding Ltd.#*	419,596	48,463,338
Alphabet, Inc., Cl. C*	214,235	194,088,341
eBay, Inc.*	202,681	6,771,572
Facebook, Inc., Cl. A*	1,103,728	165,835,132
Match Group, Inc.*	217,241	4,047,200
Palantir Technologies, Inc., Cl. A*,@	239,030	1,453,302
Yahoo! Inc.*	556,446	26,826,262
		447,485,147
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	583,566	25,309,257
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp., Cl. A*	367,380	22,127,297

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Unaudited) (Continued) April 30, 2017

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina, Inc.*	91,597	$ 16,932,621
MANAGED HEALTH CARE—4.3%
Aetna, Inc.	330,665	44,662,921
Humana, Inc.	80,365	17,839,423
UnitedHealth Group, Inc.	469,544	82,113,855
		144,616,199
MOVIES & ENTERTAINMENT—2.0%
The Walt Disney Co.	412,444	47,678,526
Time Warner, Inc.	194,847	19,342,462
		67,020,988
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	347,628	15,949,173
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	575,569	32,818,944
Pioneer Natural Resources Co.	69,806	12,075,740
		44,894,684
OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Bank of America Corp.	1,275,398	29,767,789
PHARMACEUTICALS—1.3%
Allergan PLC.	121,224	29,561,684
Bristol-Myers Squibb Co.	267,296	14,981,941
		44,543,625
RAILROADS—0.8%
Union Pacific Corp.	231,776	25,949,641
RESTAURANTS—1.1%
McDonald's Corp.	116,879	16,354,879
Starbucks Corp.	354,322	21,280,579
		37,635,458
SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials, Inc.	416,367	16,908,664
SEMICONDUCTORS—4.8%
Broadcom Ltd.	332,559	73,432,353
Microchip Technology, Inc.	463,041	34,996,639
Micron Technology, Inc.*	1,049,514	29,040,052
Microsemi Corp.*	348,963	16,380,323
NVIDIA Corp.	49,029	5,113,725
		158,963,092
SOFT DRINKS—0.7%
PepsiCo, Inc.	216,468	24,521,495
SPECIALTY CHEMICALS—0.3%
The Sherwin-Williams Co.	24,691	8,263,584
SYSTEMS SOFTWARE—7.1%
Choicestream, Inc.*,@,(a)	124,658	–
Microsoft Corp.	2,811,649	192,485,490
Red Hat, Inc.*	178,208	15,696,561
ServiceNow, Inc.*	306,431	28,951,601
		237,133,652

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Unaudited) (Continued) April 30, 2017

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc.	1,506,859	$ 216,460,295
Western Digital Corp.	427,254	38,055,514
		254,515,809
TOBACCO—1.2%
Philip Morris International, Inc.	352,221	39,040,176
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	609,802	24,575,020
United Rentals, Inc.*	81,348	8,920,622
		33,495,642
WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	334,130	22,476,925
TOTAL COMMON STOCKS
(Cost $2,491,882,697)		3,209,519,245
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@	974,841	5,927,033
Palantir Technologies, Inc., Cl. D*,@	127,007	772,203
		6,699,236
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	111,655	6,344,237
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	–
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	–
		–
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		13,043,473
WARRANTS—0.0%	SHARES	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 6/22/26*@,(a)	574,662	–
(Cost $574,087)		–
MASTER LIMITED PARTNERSHIP—1.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	1,043,306	32,175,557
(Cost $29,617,983)		32,175,557
REAL ESTATE INVESTMENT TRUST—1.7%	SHARES	VALUE
SPECIALIZED—1.7%
Crown Castle International Corp.	340,742	32,234,193
Equinix, Inc.	61,113	25,526,900
		57,761,093
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $53,476,937)		57,761,093

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Unaudited) (Continued) April 30, 2017

	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	574,662	$–
(Cost $575)		–
Total Investments
(Cost $2,588,804,614)(b)	99.5%	3,312,499,368
Other Assets in Excess of Liabilities	0.5%	17,828,156
NET ASSETS	100.0%	$3,330,327,524

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,638,574,490, amounted to $673,924,878 which consisted of aggregate gross unrealized appreciation of
$732,367,529 and aggregate gross unrealized depreciation of $58,442,651.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2017
Choicestream, Inc.	03/14/14	$36,151	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	575	0.00%	0	0.00%
Choicestream, Inc., 6/22/26	08/04/16	574,087	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	859,605	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	1,500,323	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	3,616,505	0.14%	6,344,237	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	1,453,302	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	5,927,033	0.18%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	772,203	0.02%
Total				$14,496,775	0.43%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments (Unaudited) April 30, 2017

COMMON STOCKS—92.5%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
PVH Corp.	7,272	$734,690
APPLICATION SOFTWARE—5.3%
Adobe Systems, Inc.*	10,501	1,404,404
Autodesk, Inc.*	22,757	2,049,723
salesforce.com, Inc.*	26,847	2,312,063
		5,766,190
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	12,744	1,024,618
BIOTECHNOLOGY—4.6%
BioMarin Pharmaceutical, Inc.*	6,536	626,410
Celgene Corp.*	21,368	2,650,701
Incyte Corp.*	6,347	788,805
Vertex Pharmaceuticals, Inc.*	8,258	976,921
		5,042,837
BREWERS—0.6%
Molson Coors Brewing Co., Cl. B	6,849	656,751
BROADCASTING—4.0%
CBS Corp., Cl. B	66,208	4,406,804
CABLE & SATELLITE—3.1%
Comcast Corporation, Cl. A	86,771	3,400,555
DATA PROCESSING & OUTSOURCED SERVICES—5.9%
Visa, Inc., Cl. A	47,257	4,310,783
WNS Holdings Ltd.#*	65,597	2,100,416
		6,411,199
FINANCIAL EXCHANGES & DATA—2.5%
IntercontinentalExchange Group, Inc.	45,584	2,744,157
FOOD DISTRIBUTORS—0.7%
Performance Food Group Co.*	30,460	758,454
HOME ENTERTAINMENT SOFTWARE—1.2%
Electronic Arts, Inc.*	14,108	1,337,721
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	12,317	1,922,684
HOTELS RESORTS & CRUISE LINES—1.0%
Norwegian Cruise Line Holdings Ltd.*	19,898	1,073,099
HOUSEWARES & SPECIALTIES—0.9%
Newell Brands, Inc.	21,355	1,019,488
INDUSTRIAL CONGLOMERATES—3.7%
Honeywell International, Inc.	31,224	4,094,715
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	7,022	986,591
INTERNET RETAIL—6.3%
Amazon.com, Inc.*	7,427	6,869,901
INTERNET SOFTWARE & SERVICES—12.8%
Alibaba Group Holding Ltd.#*	20,521	2,370,176
Alphabet, Inc., Cl. C*	6,967	6,311,823
Facebook, Inc., Cl. A*	35,332	5,308,633
		13,990,632

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	25,009	$1,084,640
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	9,406	566,523
MANAGED HEALTH CARE—5.0%
Aetna, Inc.	17,579	2,374,396
UnitedHealth Group, Inc.	17,683	3,092,403
		5,466,799
OIL & GAS EQUIPMENT & SERVICES—0.4%
Halliburton Company	9,199	422,050
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Anadarko Petroleum Corp.	30,084	1,715,390
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	68,965	1,609,643
PHARMACEUTICALS—1.0%
Allergan PLC.	4,327	1,055,182
SEMICONDUCTORS—7.8%
Broadcom Ltd.	12,309	2,717,950
Cavium Networks, Inc.*	12,233	842,242
Microchip Technology, Inc.	44,835	3,388,629
Micron Technology, Inc.*	35,622	985,661
Microsemi Corp.*	11,419	536,008
		8,470,490
SYSTEMS SOFTWARE—6.7%
Microsoft Corp.	90,715	6,210,349
ServiceNow, Inc.*	11,795	1,114,392
		7,324,741
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	49,709	7,140,698
Western Digital Corp.	18,748	1,669,884
		8,810,582
TOBACCO—1.2%
Philip Morris International, Inc.	11,446	1,268,675
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	22,965	925,490
TOTAL COMMON STOCKS
(Cost $85,367,684)		100,961,291
PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a)	76,825	259,668
(Cost $345,713)		259,668
MASTER LIMITED PARTNERSHIP—1.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	57,178	1,763,369
(Cost $1,536,663)		1,763,369

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	11,741	$1,110,699
(Cost $1,036,382)		1,110,699
Total Investments
(Cost $88,286,442)(b)	95.4%	104,095,027
Other Assets in Excess of Liabilities	4.6%	5,061,127
NET ASSETS	100.0%	$109,156,154

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $90,487,605, amounted to $13,607,422 which consisted of aggregate gross unrealized appreciation of
$15,928,962 and aggregate gross unrealized depreciation of $2,321,540.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2017
Prosetta Biosciences, Inc., Series D	02/06/15	$345,713	0.80%	$259,668	0.24%
Total				$259,668	0.24%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017

COMMON STOCKS—89.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
Hexcel Corp.	13,397	$693,295
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Canada Goose Holdings, Inc.*	4,123	69,390
Lululemon Athletica, Inc.*	7,732	402,064
PVH Corp.	10,483	1,059,098
		1,530,552
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	6,291	622,306
Ross Stores, Inc.	18,183	1,181,895
		1,804,201
APPLICATION SOFTWARE—2.6%
Autodesk, Inc.*	17,484	1,574,784
Mobileye NV*	16,375	1,013,940
		2,588,724
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	120,912	1,009,615
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	10,135	814,854
WABCO Holdings, Inc.*	5,851	695,508
		1,510,362
AUTOMOTIVE RETAIL—0.7%
Advance Auto Parts, Inc.	4,638	659,245
Carvana Co.*	4,255	47,231
		706,476
BIOTECHNOLOGY—7.7%
ACADIA Pharmaceuticals, Inc.*	6,928	237,838
Alexion Pharmaceuticals, Inc.*	6,658	850,759
BioMarin Pharmaceutical, Inc.*	8,984	861,026
Bluebird Bio, Inc.*	7,863	699,414
Clovis Oncology, Inc.*	13,131	760,154
Exact Sciences Corp.*	4,195	125,892
Incyte Corp.*	10,486	1,303,200
Neurocrine Biosciences, Inc.*	2,790	148,986
Sarepta Therapeutics, Inc.*	10,451	378,953
Spark Therapeutics, Inc.*	8,236	477,441
TESARO, Inc.*	6,335	934,983
Vertex Pharmaceuticals, Inc.*	7,240	856,492
		7,635,138
BROADCASTING—1.5%
CBS Corp., Cl. B	11,417	759,915
Nexstar Media Group, Inc.	10,047	693,243
		1,453,158
BUILDING PRODUCTS—2.0%
Fortune Brands Home & Security, Inc.	19,517	1,244,014
Johnson Controls International PLC.	17,486	726,893
		1,970,907
COMMUNICATIONS EQUIPMENT—0.5%
Ciena Corp.*	21,071	482,737

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.2%
Allison Transmission Holdings, Inc.	30,741	$1,189,062
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	7,334	886,534
CONSUMER FINANCE—0.4%
LendingClub Corp.*	75,306	440,540
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Fiserv, Inc.*	14,030	1,671,534
FleetCor Technologies, Inc.*	3,905	551,152
Total System Services, Inc.	8,192	469,483
WNS Holdings Ltd.#*	40,405	1,293,768
		3,985,937
DIVERSIFIED CHEMICALS—0.5%
FMC Corporation	7,349	538,167
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
AMETEK, Inc.	18,073	1,033,776
Rockwell Automation, Inc.	7,733	1,216,787
		2,250,563
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	8,758	782,527
FINANCIAL EXCHANGES & DATA—3.1%
IntercontinentalExchange Group, Inc.	16,957	1,020,811
MarketAxess Holdings, Inc.	5,228	1,006,495
S&P Global, Inc.	7,842	1,052,318
		3,079,624
FOOD DISTRIBUTORS—1.3%
Performance Food Group Co.*	52,188	1,299,481
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	11,755	972,961
HEALTH CARE EQUIPMENT—5.7%
ABIOMED, Inc.*	9,317	1,214,191
DexCom, Inc.*	11,226	875,179
Edwards Lifesciences Corp.*	9,788	1,073,450
IDEXX Laboratories, Inc.*	7,956	1,334,460
Masimo Corp.*	11,007	1,130,859
		5,628,139
HEALTH CARE SUPPLIES—0.5%
Align Technology, Inc.*	3,317	446,535
HEALTH CARE TECHNOLOGY—1.6%
Agilent Technologies, Inc.	8,257	454,548
Medidata Solutions, Inc.*	17,840	1,167,271
		1,621,819
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc.*	17,458	1,655,368
HOME FURNISHINGS—0.4%
Mohawk Industries, Inc.*	1,723	404,543
HOTELS RESORTS & CRUISE LINES—2.2%
Marriott International, Inc., Cl. A	14,408	1,360,404

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Norwegian Cruise Line Holdings Ltd.*	14,711	$793,364
		2,153,768
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	19,879	984,607
HOUSEWARES & SPECIALTIES—1.8%
Newell Brands, Inc.	36,323	1,734,060
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	6,732	945,846
INDUSTRIAL MACHINERY—1.3%
Fortive Corp.	10,078	637,534
Stanley Black & Decker, Inc.	4,531	616,896
		1,254,430
INTERNET SOFTWARE & SERVICES—1.9%
LogMeIn, Inc.	4,840	546,920
Match Group, Inc.*	53,243	991,917
Palantir Technologies, Inc., Cl. A*,@	12,426	75,550
Q2 Holdings, Inc.*	6,544	249,654
		1,864,041
IT CONSULTING & OTHER SERVICES—2.9%
EPAM Systems, Inc.*	11,853	912,681
Gartner, Inc.*	8,468	966,114
InterXion Holding NV*	24,924	1,038,334
		2,917,129
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	6,104	1,206,517
LEISURE PRODUCTS—0.3%
Coach, Inc.	8,057	317,365
LIFE SCIENCES TOOLS & SERVICES—1.2%
Illumina, Inc.*	6,353	1,174,416
MANAGED HEALTH CARE—0.4%
WellCare Health Plans, Inc.*	2,504	384,139
METAL & GLASS CONTAINERS—1.3%
Ball Corp.	16,173	1,243,542
MOVIES & ENTERTAINMENT—1.5%
Viacom, Inc., Cl. B	35,232	1,499,474
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Encana Corp.	43,785	468,500
Parsley Energy, Inc., Cl. A*	10,831	322,655
Pioneer Natural Resources Co.	3,262	564,293
		1,355,448
PACKAGED FOODS & MEATS—1.3%
Conagra Brands, Inc.	15,944	618,308
Pinnacle Foods, Inc.	10,994	639,301
		1,257,609
PHARMACEUTICALS—1.6%
Aerie Pharmaceuticals, Inc.*	18,993	836,642
Zoetis, Inc.	14,041	787,840
		1,624,482

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
REGIONAL BANKS—1.9%
Citizens Financial Group, Inc.	18,409	$675,794
Regions Financial Corp.	86,858	1,194,298
		1,870,092
RESEARCH & CONSULTING SERVICES—0.9%
Verisk Analytics, Inc., Cl. A*	10,769	891,781
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.	9,858	1,427,931
SEMICONDUCTORS—5.3%
Broadcom Ltd.	7,775	1,716,798
Cavium Networks, Inc.*	13,195	908,476
Microchip Technology, Inc.	5,591	422,568
Microsemi Corp.*	8,368	392,794
NVIDIA Corp.	12,274	1,280,178
Skyworks Solutions, Inc.	5,580	556,549
		5,277,363
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby's*	12,754	604,029
SPECIALTY CHEMICALS—0.8%
WR Grace & Co.	12,043	839,638
SPECIALTY STORES—0.7%
Ulta Beauty, Inc.*	2,508	705,852
SYSTEMS SOFTWARE—3.8%
Choicestream, Inc.*,@,(a)	8,930	–
Proofpoint, Inc.*	11,976	902,631
Red Hat, Inc.*	14,939	1,315,827
ServiceNow, Inc.*	16,013	1,512,908
		3,731,366
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	16,667	1,484,530
TRADING COMPANIES & DISTRIBUTORS—2.8%
Fastenal Co.	18,360	820,325
HD Supply Holdings, Inc.*	35,957	1,449,067
United Rentals, Inc.*	4,937	541,391
		2,810,783
TRUCKING—0.4%
Old Dominion Freight Line, Inc.	4,322	382,583
TOTAL COMMON STOCKS
(Cost $76,673,560)		88,509,786
PREFERRED STOCKS—1.3%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Prosetta Biosciences, Inc., Series D*,@,(a)	166,009	561,111
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	50,675	308,104
Palantir Technologies, Inc., Cl. D*,@	6,602	40,140
		348,244
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc., Series DD*,@	7,588	431,150

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., Cl. A*,@,(a)	77,008	$–
Choicestream, Inc., Cl. B*,@,(a)	144,793	–
		–
TOTAL PREFERRED STOCKS
(Cost $1,519,495)		1,340,505
WARRANTS—0.0%	SHARES	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 6/22/26@,(a)	17,128	–
(Cost $17,111)		–
RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero Pharmaceuticals, Inc., CDR*@,(a),(i)	422,928	919,488
(Cost $226,186)		919,488
REAL ESTATE INVESTMENT TRUST—3.4%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	13,610	449,130
SPECIALIZED—2.9%
Crown Castle International Corp.	11,253	1,064,534
CyrusOne, Inc.	15,246	833,041
Lamar Advertising Co., Cl. A	13,925	1,003,575
		2,901,150
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,285,441)		3,350,280
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18*@,(a)	17,128	–
(Cost $17)		–
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	240,362	273,003
(Cost $240,362)		273,003
Total Investments
(Cost $81,962,172)(b)	95.2%	94,393,062
Other Assets in Excess of Liabilities	4.8%	4,749,351
NET ASSETS	100.0%	$99,142,413

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $81,942,892, amounted to $12,450,170 which consisted of aggregate gross unrealized appreciation of $14,538,006 and aggregate gross unrealized depreciation of $2,087,836.
(i) Contingent deferred rights.
* Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2017
Choicestream, Inc.	03/14/14	$2,590	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	17	0.00%	0	0.00%
Choicestream, Inc., 6/22/26	08/04/16	17,111	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	61,582	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	86,876	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	245,775	0.14%	431,150	0.43%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	273,003	0.28%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	75,550	0.08%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	308,104	0.31%
Palantir Technologies, Inc., Cl. D	10/14/14	43,592	0.03%	40,140	0.04%
Prosetta Biosciences, Inc., Series D	02/06/15	747,041	0.50%	561,111	0.57%
Tolero Pharmaceuticals, Inc., CDR	01/11/17	149,093	0.10%	606,089	0.61%
Tolero Pharmaceuticals, Inc., CDR	01/11/17	77,093	0.05%	313,399	0.32%
Total				$2,608,546	2.63%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017

COMMON STOCKS—95.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
Hexcel Corp.	57,970	$2,999,948
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Kate Spade & Co.*	49,246	856,880
APPAREL RETAIL—1.5%
American Eagle Outfitters, Inc.	80,478	1,133,935
Burlington Stores, Inc.*	15,733	1,556,308
		2,690,243
APPLICATION SOFTWARE—13.7%
ACI Worldwide, Inc.*	143,347	3,080,527
American Software, Inc., Cl. A	68,218	748,351
Blackbaud, Inc.	61,370	4,934,762
Ellie Mae, Inc.*	17,475	1,778,256
Everbridge, Inc.*	39,082	907,093
Guidewire Software, Inc.*	37,316	2,294,561
HubSpot, Inc.*	32,224	2,160,619
Manhattan Associates, Inc.*	58,017	2,708,814
Paycom Software, Inc.*	16,421	989,365
Tyler Technologies, Inc.*	31,584	5,166,827
		24,769,175
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
WisdomTree Investments, Inc.	427,526	3,569,842
AUTOMOTIVE RETAIL—0.6%
Lithia Motors, Inc., Cl. A	11,001	1,051,146
BIOTECHNOLOGY—5.6%
ACADIA Pharmaceuticals, Inc.*	67,672	2,323,180
Bluebird Bio, Inc.*	6,104	542,951
Clovis Oncology, Inc.*	13,466	779,547
Halozyme Therapeutics, Inc.*	93,553	1,304,129
Incyte Corp.*	5,229	649,860
Ironwood Pharmaceuticals, Inc.*	25,470	415,670
Sarepta Therapeutics, Inc.*	19,705	714,503
TESARO, Inc.*	13,672	2,017,851
Ultragenyx Pharmaceutical, Inc.*	20,398	1,313,427
		10,061,118
BREWERS—0.3%
Craft Brew Alliance, Inc.*	44,524	605,526
BUILDING PRODUCTS—2.2%
Masonite International Corp.*	48,526	4,037,363
COMMUNICATIONS EQUIPMENT—1.6%
NetScout Systems, Inc.*	77,943	2,934,554
CONSUMER FINANCE—2.2%
LendingClub Corp.*	685,775	4,011,784
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Euronet Worldwide, Inc.*	24,688	2,039,723
ELECTRONIC COMPONENTS—1.8%
Dolby Laboratories Inc., Cl. A	30,638	1,615,542
Universal Display Corp.	18,536	1,656,191
		3,271,733

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.1%
Cognex Corp.	84,044	$7,172,315
FLIR Systems, Inc.	52,243	1,918,885
		9,091,200
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	6,015	1,158,008
FOOD DISTRIBUTORS—1.5%
Performance Food Group Co.*	104,996	2,614,400
HEALTH CARE EQUIPMENT—8.6%
Abaxis, Inc.	65,618	2,954,779
ABIOMED, Inc.*	29,158	3,799,871
Cantel Medical Corp.	68,652	5,108,395
DexCom, Inc.*	13,844	1,079,278
Inogen, Inc.*	14,087	1,167,671
Insulet Corp.*	31,029	1,346,969
		15,456,963
HEALTH CARE SUPPLIES—5.7%
Meridian Bioscience, Inc.	91,394	1,352,631
Neogen Corp.*	87,068	5,426,948
Quidel Corp.*	143,998	3,480,432
		10,260,011
HEALTH CARE TECHNOLOGY—6.7%
Medidata Solutions, Inc.*	59,800	3,912,714
Veeva Systems, Inc., Cl. A*	85,658	4,592,982
Vocera Communications, Inc.*	140,039	3,551,389
		12,057,085
HOME ENTERTAINMENT SOFTWARE—2.3%
Take-Two Interactive Software, Inc.*	65,126	4,093,169
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.1%
WageWorks, Inc.*	50,525	3,728,745
INDUSTRIAL MACHINERY—2.1%
DMC Global, Inc.	43,254	661,786
Sun Hydraulics Corp.	79,507	3,088,052
		3,749,838
INTERNET SOFTWARE & SERVICES—3.8%
Cornerstone OnDemand, Inc.*	20,287	796,873
NIC, Inc.	86,959	1,856,575
Q2 Holdings, Inc.*	52,453	2,001,082
Shopify, Inc., Cl. A*	11,876	901,982
SPS Commerce, Inc.*	24,817	1,371,388
		6,927,900
IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	50,144	2,088,999
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A	83,861	1,744,309
LIFE SCIENCES TOOLS & SERVICES—4.8%
Bio-Techne Corp.	45,480	4,869,999
Luminex Corp.	87,457	1,646,815

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(CONT.)
PRA Health Sciences, Inc.*	33,418	$2,137,415
		8,654,229
MANAGED HEALTH CARE—0.7%
HealthEquity, Inc.*	26,832	1,221,393
MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp., Cl. A	33,692	881,720
Lions Gate Entertainment Corp., Cl. B*	33,692	803,554
		1,685,274
OIL & GAS EQUIPMENT & SERVICES—1.5%
RPC, Inc.	69,636	1,265,286
US Silica Holdings, Inc.	35,542	1,474,993
		2,740,279
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc., Cl. A*	31,031	924,414
PHARMACEUTICALS—2.3%
Aerie Pharmaceuticals, Inc.*	37,457	1,649,981
Pacira Pharmaceuticals, Inc.*	52,331	2,540,670
		4,190,651
RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	41,598	1,411,836
Wingstop, Inc.	52,186	1,535,834
		2,947,670
SEMICONDUCTORS—2.5%
Cavium Networks, Inc.*	33,896	2,333,739
Microsemi Corp.*	47,503	2,229,791
		4,563,530
SPECIALTY CHEMICALS—2.5%
Balchem Corp.	40,399	3,278,783
Flotek Industries, Inc.*	94,739	1,137,815
		4,416,598
SPECIALTY STORES—0.5%
Five Below, Inc.*	18,802	923,554
SYSTEMS SOFTWARE—2.1%
Proofpoint, Inc.*	50,878	3,834,675
TOTAL COMMON STOCKS
(Cost $134,568,531)		171,971,929
PREFERRED STOCKS—1.6%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a)	133,263	450,429
PHARMACEUTICALS—1.3%
Intarcia Therapeutics, Inc., Series DD*,@	41,238	2,343,143
TOTAL PREFERRED STOCKS
(Cost $1,935,382)		2,793,572
RIGHTS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Dyax Corp.*,@	21,650	–
Neuralstem, Inc., 1/8/2019*,@	19,260	–

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments (Unaudited) April 30, 2017 (Continued)

RIGHTS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Tolero Pharmaceuticals, Inc., CDR*@,(a),(i)	528,559	$1,149,140
		1,149,140
TOTAL RIGHTS
(Cost $285,727)		1,149,140
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
CyrusOne, Inc.	32,622	1,782,466
(Cost $1,090,753)		1,782,466
SPECIAL PURPOSE VEHICLE—0.5%	SHARES	VALUE
CONSUMER FINANCE—0.5%
JS Kred SPV I, LLC.@	775,134	880,398
(Cost $775,134)		880,398
Total Investments
(Cost $138,655,527)(b)	99.1%	178,577,505
Other Assets in Excess of Liabilities	0.9%	1,670,062
NET ASSETS	100.0%	$180,247,567

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $142,935,916, amounted to $35,641,589 which consisted of aggregate gross unrealized appreciation of $43,948,217 and aggregate gross unrealized depreciation of $8,306,628.
(i) Deferred contingent rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2017
Dyax Corp.	05/01/15	$0	0.00%	$0	0.00%
Dyax Corp.	08/14/15	0	0.00%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	1,335,699	0.15%	2,343,143	1.30%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	880,397	0.49%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Prosetta Biosciences, Inc., Series D	02/06/15	599,683	0.10%	450,429	0.25%
Tolero Pharmaceuticals, Inc., CDR	01/11/17	285,726	0.04%	1,149,140	0.63%
Total				$4,823,110	2.67%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2017 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$3,312,499,368	$103,835,359
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	—	259,668
Cash and cash equivalents	23,031,944	4,167,471
Foreign cash †	520	10
Receivable for investment securities sold	71,376,928	2,304,981
Receivable for shares of beneficial interest sold	7,765,432	1,483,027
Dividends and interest receivable	1,443,494	60,422
Receivable from Investment Manager	302	—
Prepaid expenses	338,387	43,374
Total Assets	3,416,456,375	112,154,312

LIABILITIES:
Payable for investment securities purchased	66,674,344	2,834,669
Payable for shares of beneficial interest redeemed	15,324,967	34,877
Accrued investment advisory fees	1,997,220	46,150
Due to investment advisor	—	1,526
Accrued transfer agent fees	889,007	21,135
Accrued distribution fees	242,561	17,639
Accrued administrative fees	73,834	2,308
Accrued shareholder servicing fees	605,799	4,189
Accrued shareholder administrative fees	26,849	1,033
Accrued other expenses	294,270	34,632
Total Liabilities	86,128,851	2,998,158
NET ASSETS	$3,330,327,524	$109,156,154

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	2,498,965,357	94,672,389
Undistributed net investment income (accumulated loss)	(2,307,051)	(199,892)
Undistributed net realized gain (accumulated realized loss)	109,974,463	(1,124,929)
Net unrealized appreciation on investments	723,694,755	15,808,586
NET ASSETS	$3,330,327,524	$109,156,154
* Identified cost	$2,585,833,873	$87,940,729
** Identified cost	$2,970,741	$345,713
† Cost of foreign cash	$519	$10
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2017 (Unaudited) (Continued)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
Institutional Fund		Fund

NET ASSETS BY CLASS:
Class A	$—	$21,486,175
Class C	$—	$16,927,517
Class I	$2,388,199,369	$21,704,568
Class R	$604,074,702	$—
Class Y	$8,845,206	$10,491
Class Z	$—	$49,027,403
Class Z-2	$329,208,247	$—

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	—	774,807
Class C	—	630,684
Class I	79,361,867	779,178
Class R	22,156,262	—
Class Y	293,789	372
Class Z	—	1,740,436
Class Z-2	10,920,791	—

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A	$—	$27.73
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$—	$29.27
Class C — Net Asset Value Per Share Class C	$—	$26.84
Class I — Net Asset Value Per Share Class I	$30.09	$27.86
Class R — Net Asset Value Per Share Class R	$27.26	$—
Class Y — Net Asset Value Per Share Class Y	$30.11	$28.18
Class Z — Net Asset Value Per Share Class Z	$—	$28.17
Class Z-2 — Net Asset Value Per Share Class Z-2	$30.15	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2017 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$92,597,806	$176,584,688
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,795,256	1,992,817
Cash and cash equivalents	4,808,667	2,089,795
Foreign cash †	16	33
Receivable for investment securities sold	2,550,465	399,108
Receivable for shares of beneficial interest sold	110,719	100,736
Dividends and interest receivable	27,150	6,377
Receivable from Investment Manager	670	1,291
Receivable for escrow***	314,658	393,248
Prepaid expenses	30,289	62,682
Total Assets	102,235,696	181,630,775

LIABILITIES:
Payable for investment securities purchased	1,434,615	166,344
Payable for shares of beneficial interest redeemed	1,482,676	894,549
Accrued investment advisory fees	61,453	118,978
Accrued transfer agent fees	45,684	88,934
Accrued distribution fees	5,426	4,685
Accrued administrative fees	2,224	4,039
Accrued shareholder servicing fees	19,272	26,127
Accrued shareholder administrative fees	809	1,469
Accrued other expenses	41,124	78,083
Total Liabilities	3,093,283	1,383,208
NET ASSETS	$99,142,413	$180,247,567

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	363,165,843	140,656,089
Undistributed net investment income (accumulated loss)	(663,802)	(1,869,817)
Undistributed net realized gain (accumulated realized loss)	(276,027,773)	1,243,849
Net unrealized appreciation on investments	12,668,145	40,217,446
NET ASSETS	$99,142,413	$180,247,567
* Identified cost	$80,820,769	$137,770,118
** Identified cost	$1,141,403	$885,409
*** Identified cost escrow receivable	$77,403	$97,779
† Cost of foreign cash	$16	$33
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2017 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

NET ASSETS BY CLASS:
Class I	$81,203,062	$116,722,153
Class R	$12,913,616	$11,262,669
Class Z-2	$5,025,735	$52,262,745

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class I	3,195,306	6,558,898
Class R	551,256	742,865
Class Z-2	197,507	2,929,779

NET ASSET VALUE PER SHARE:
Class I — Net Asset Value Per Share Class I	$25.41	$17.80
Class R — Net Asset Value Per Share Class R	$23.43	$15.16
Class Z-2 — Net Asset Value Per Share Class Z-2	$25.45	$17.84
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2017 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$19,722,479	$476,840
Interest	15,552	4,847
Total Income	19,738,031	481,687

EXPENSES:
Advisory fees — Note 3(a)	12,335,731	223,723
Distribution fees — Note 3(c)
Class A	—	25,430
Class C	—	74,130
Class R	1,466,590	—
Shareholder servicing fees — Note 3(k)	3,898,300	24,817
Shareholder administrative fees — Note 3(f)	166,751	5,210
Administration fees — Note 3(b)	458,565	11,187
Custodian fees	93,404	17,847
Interest expenses	620	239
Transfer agent fees and expenses — Note 3(f)	968,906	25,412
Printing fees	130,160	5,727
Professional fees	100,390	22,148
Registration fees	50,487	29,526
Trustee fees — Note 3(g)	73,073	1,716
Fund accounting fees	214,126	7,802
Miscellaneous	94,701	7,103
Total Expenses	20,051,804	482,017
Less, expense reimbursements/waivers — Note 3(a)	(2,312)	(2,022)
Net Expenses	20,049,492	479,995
NET INVESTMENT INCOME (LOSS)	(311,461)	1,692

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	159,088,626	2,921,487
Net realized gain on foreign currency transactions	37	—
Net change in unrealized appreciation on investments, and
foreign currency	295,111,132	9,371,545
Net realized and unrealized gain on investments and foreign
currency	454,199,795	12,293,032
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$453,888,334	$12,294,724
* Foreign withholding taxes	$(68,292)	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2017 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$394,546	$702,718
Interest	4,515	4,248
Total Income	399,061	706,966

EXPENSES:
Advisory fees — Note 3(a)	367,225	743,675
Distribution fees — Note 3(c)
Class R	32,662	31,364
Shareholder servicing fees — Note 3(k)	116,547	165,777
Shareholder administrative fees — Note 3(f)	4,832	9,181
Administration fees — Note 3(b)	13,288	25,248
Custodian fees	20,945	14,284
Interest expenses	371	1,508
Transfer agent fees and expenses — Note 3(f)	37,566	52,611
Printing fees	9,051	20,815
Professional fees	21,787	32,365
Registration fees	2,145	43,424
Trustee fees — Note 3(g)	2,089	4,028
Fund accounting fees	7,662	13,072
Miscellaneous	15,631	17,790
Total Expenses	651,801	1,175,142
Less, expense reimbursements/waivers — Note 3(a)	(3,593)	(12,695)
Net Expenses	648,208	1,162,447
NET INVESTMENT LOSS	(249,147)	(455,481)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, ESCROW RECEIVABLE AND FOREIGN
CURRENCY:
Net realized gain on investments	5,160,562	12,015,552
Net realized gain on foreign currency transactions	—	2
Net change in unrealized appreciation on investments, escrow
receivable and foreign currency	10,842,269	22,307,132
Net realized and unrealized gain on investments, escrow
receivable and foreign currency	16,002,831	34,322,686
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$15,753,684	$33,867,205
* Foreign withholding taxes	$192	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited)

Alger Capital Appreciation Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016

Net investment loss	$(311,461)	$(201,055)
Net realized gain on investments and foreign currency	159,088,663	37,343,440
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	295,111,132	(44,333,940)
Net increase (decrease) in net assets resulting from operations	453,888,334	(7,191,555)

Dividends and distributions to shareholders from:
Net realized gains:
Class I	(19,820,400)	(229,560,756)
Class R	(4,624,888)	(50,476,174)
Class Z-2	(1,189,368)	—
Total dividends and distributions to shareholders	(25,634,656)	(280,036,930)

Increase (decrease) from shares of beneficial interest transactions:
Class I	(897,370,698)	2,523,291
Class R	(49,026,814)	(22,254,736)
Class Y	8,616,833	—
Class Z-2	293,842,953	2,241,803
Net decrease from shares of beneficial interest transactions
— Note 6(a)	(643,937,726)	(17,489,642)
Total decrease	(215,684,048)	(304,718,127)

Net Assets:
Beginning of period	3,546,011,572	3,850,729,699
END OF PERIOD	$3,330,327,524	$3,546,011,572
Undistributed net investment income (accumulated loss)	$(2,307,051)	$(1,995,590)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Capital Appreciation Focus Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016

Net investment income (loss)	$1,692	$(126,586)
Net realized gain (loss) on investments and foreign currency	2,921,487	(2,931,971)
Net change in unrealized appreciation on investments and
foreign currency	9,371,545	3,016,621
Net increase (decrease) in net assets resulting from operations	12,294,724	(41,936)

Dividends and distributions to shareholders from:
Net realized gains:
Class A	—	(316,452)
Class C	—	(87,313)
Class I	—	(274,831)
Class Z	—	(120,412)
Total dividends and distributions to shareholders	—	(799,008)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(7,009,692)	1,889,920
Class C	2,709,759	5,527,847
Class I	(3,792,738)	(1,671,101)
Class Y	10,000	—
Class Z	29,179,051	12,186,549
Net increase from shares of beneficial interest transactions —
Note 6(a)	21,096,380	17,933,215
Total increase	33,391,104	17,092,271

Net Assets:
Beginning of period	75,765,050	58,672,779
END OF PERIOD	$109,156,154	$75,765,050
Undistributed net investment income (accumulated loss)	$(199,892)	$(201,584)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016

Net investment loss	$(249,147)	$(358,218)
Net realized gain (loss) on investments and foreign currency	5,160,562	(1,167,951)
Net change in unrealized appreciation (depreciation) on
investments, escrow receivable and foreign currency	10,842,269	(3,985,970)
Net increase (decrease) in net assets resulting from operations	15,753,684	(5,512,139)

Increase (decrease) from shares of beneficial interest transactions:
Class I	(13,734,423)	(28,525,268)
Class R	(2,271,317)	(3,868,604)
Class Z-2	4,406,927	115,000
Net decrease from shares of beneficial interest transactions
— Note 6(a)	(11,598,813)	(32,278,872)
Total increase (decrease)	4,154,871	(37,791,011)

Net Assets:
Beginning of period	94,987,542	132,778,553
END OF PERIOD	$99,142,413	$94,987,542
Undistributed net investment income (accumulated loss)	$(663,802)	$(414,655)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016

Net investment loss	$(455,481)	$(1,823,495)
Net realized gain (loss) on investments and foreign currency	12,015,554	(4,997,816)
Net change in unrealized appreciation (depreciation) on
investments, escrow receivable and foreign currency	22,307,132	(11,918,205)
Net increase (decrease) in net assets resulting from operations	33,867,205	(18,739,516)

Dividends and distributions to shareholders from:
Net realized gains:
Class I	—	(112,158,310)
Class R	—	(6,331,284)
Total dividends and distributions to shareholders	—	(118,489,594)

Increase (decrease) from shares of beneficial interest transactions:
Class I	(35,158,480)	(100,429,539)
Class R	(3,681,052)	1,229,629
Class Z-2	1,569,492	44,313,480
Net decrease from shares of beneficial interest transactions
— Note 6(a)	(37,270,040)	(54,886,430)
Total decrease	(3,402,835)	(192,115,540)

Net Assets:
Beginning of period	183,650,402	375,765,942
END OF PERIOD	$180,247,567	$183,650,402
Undistributed net investment income (accumulated loss)	$(1,869,817)	$(1,414,336)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended		Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014		10/31/2013	10/31/2012
Net asset value, beginning of period	$26.44	$28.48	$29.34	$28.21		$22.85	$20.88
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	0.01	0.02	(0.02)	(0.02)		0.16	0.09
Net realized and unrealized gain (loss)
on investments	3.83	(0.02)	2.46	4.57		6.21	2.64
Total from investment operations	3.84	–	2.44	4.55		6.37	2.73
Dividends from net investment income	–	–	–	(0.01)		(0.17)	–
Distributions from net realized gains	(0.19)	(2.04)	(3.30)	(3.41)		(0.84)	(0.76)
Net asset value, end of period	$30.09	$26.44	$28.48	$29.34		$28.21	$22.85
Total return	14.67%	(0.08)%	8.96%	17.63%		29.02%	13.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$2,388,200	$2,965,503	$3,194,261	$2,555,737		$1,958,405	$1,470,078
Ratio of gross expenses to average
net assets	1.13%	1.12%	1.12%	1.16%		1.19%	1.19%
Ratio of net expenses to average net
assets	1.13%	1.12%	1.12%	1.16%		1.19%	1.19%
Ratio of net investment income (loss) to
average net assets	0.07%	0.07%	(0.07)%	(0.07)%		0.65%	0.41%

Portfolio turnover rate	36.53%	94.56%	136.03%(iii)	136.20	%(iv)	124.43%	137.16%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $294,638,130. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended		Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014		10/31/2013	10/31/2012
Net asset value, beginning of period	$24.03	$26.19	$27.35	$26.63		$21.76	$20.01
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.06)	(0.10)	(0.15)	(0.14)		0.04	(0.02)
Net realized and unrealized gain (loss)
on investments	3.48	(0.02)	2.29	4.27		5.87	2.53
Total from investment operations	3.42	(0.12)	2.14	4.13		5.91	2.51
Dividends from net investment income	–	–	–	–		(0.20)	–
Distributions from net realized gains	(0.19)	(2.04)	(3.30)	(3.41)		(0.84)	(0.76)
Net asset value, end of period	$27.26	$24.03	$26.19	$27.35		$26.63	$21.76
Total return	14.39%	(0.57)%	8.46%	17.04%		28.35%	13.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$604,075	$578,297	$656,469	$529,757		$442,449	$347,634
Ratio of gross expenses to average
net assets	1.63%	1.61%	1.61%	1.64%		1.69%	1.69%
Ratio of net expenses to average net
assets	1.63%	1.61%	1.61%	1.64%		1.69%	1.69%
Ratio of net investment income (loss) to
average net assets	(0.46)%	(0.41)%	(0.57)%	(0.55)%		0.17%	(0.09)%

Portfolio turnover rate	36.53%	94.56%	136.03%(iii)	136.20	%(iv)	124.43%	137.16%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $294,638,130. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund	Class Y
From 2/28/2017
(commencement
of operations) to
4/30/2017 (i)
Net asset value, beginning of period	$28.85
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	–
Net realized and unrealized gain on
investments	1.26
Total from investment operations	1.26
Net asset value, end of period	$30.11
Total return	4.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$8,845
Ratio of gross expenses to average
net assets	1.32%
Ratio of expense reimbursements to
average net assets	(0.57)%
Ratio of net expenses to average net
assets	0.75%
Ratio of net investment income (loss) to
average net assets	(0.09)%
Portfolio turnover rate	36.53%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the six months then ended.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund	Class Z-2
	Six months	From 10/14/2016
	ended	(commencement of operations) to
	4/30/2017 (i)	10/31/2016 (ii)
Net asset value, beginning of period	$26.44	$26.67
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.02	0.01
Net realized and unrealized gain (loss)
on investments	3.88	(0.24)
Total from investment operations	3.90	(0.23)
Distributions from net realized gains	(0.19)	–
Net asset value, end of period	$30.15	$26.44
Total return	14.86%	(0.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$329,208	$2,212
Ratio of gross expenses to average
net assets	0.84%	3.11%
Ratio of expense reimbursements to
average net assets	–	(2.16)%
Ratio of net expenses to average net
assets	0.84%	0.95%
Ratio of net investment income (loss) to
average net assets	0.17%	1.29%
Portfolio turnover rate	36.53%	94.56%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class A
					From 12/31/2012
	Six months ended 4/30/2017 (i)	Year ended 10/31/2016	Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013 (ii)
Net asset value, beginning of period	$23.95	$24.13	$22.01	$18.69	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(iii)	0.01	(0.03)	(0.02)	(0.04)	(0.01)
Net realized and unrealized gain on
investments	3.77	0.12	2.14	3.36	4.00
Total from investment operations	3.78	0.09	2.12	3.32	3.99
Distributions from net realized gains	–	(0.27)	–	–	–
Net asset value, end of period	$27.73	$23.95	$24.13	$22.01	$18.69
Total return(iv)	15.78%	0.36%	9.63%	17.76%	27.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$21,486	$25,524	$23,961	$5,158	$3,496
Ratio of gross expenses to average
net assets	1.12%	1.26%	1.48%	2.38%	2.49%
Ratio of expense reimbursements to
average net assets	–	(0.07)%	(0.18)%	(1.08)%	(1.19)%
Ratio of net expenses to average net
assets	1.12%	1.19%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to
average net assets	0.11%	(0.13)%	(0.08)%	(0.19)%	(0.09)%
Portfolio turnover rate	61.65%	127.40%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class C
					From 12/31/2012
	Six months ended 4/30/2017 (i)	Year ended 10/31/2016	Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013 (ii)
Net asset value, beginning of period	$23.27	$23.62	$21.71	$18.58	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.09)	(0.20)	(0.20)	(0.19)	(0.11)
Net realized and unrealized gain on
investments	3.66	0.12	2.11	3.32	3.99
Total from investment operations	3.57	(0.08)	1.91	3.13	3.88
Distributions from net realized gains	–	(0.27)	–	–	–
Net asset value, end of period	$26.84	$23.27	$23.62	$21.71	$18.58
Total return(iv)	15.34%	(0.36)%	8.80%	16.85%	26.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$16,928	$12,021	$6,542	$2,635	$1,913
Ratio of gross expenses to average
net assets	1.88%	2.03%	2.25%	3.14%	3.27%
Ratio of expense reimbursements to
average net assets	–	(0.10)%	(0.20)%	(1.09)%	(1.22)%
Ratio of net expenses to average net
assets	1.88%	1.93%	2.05%	2.05%	2.05%
Ratio of net investment income (loss) to
average net assets	(0.72)%	(0.87)%	(0.85)%	(0.94)%	(0.83)%
Portfolio turnover rate	61.65%	127.40%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Net asset value, beginning of period	$24.06	$24.23	$22.07	$18.72	$14.53	$13.75
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	0.01	(0.02)	0.01	(0.01)	0.15	(0.03)
Net realized and unrealized gain on
investments	3.79	0.12	2.15	3.36	4.04	0.81
Total from investment operations	3.80	0.10	2.16	3.35	4.19	0.78
Distributions from net realized gains	–	(0.27)	–	–	–	–
Net asset value, end of period	$27.86	$24.06	$24.23	$22.07	$18.72	$14.53
Total return(iii)	15.79%	0.40%	9.79%	17.90%	28.84%	5.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$21,705	$22,527	$24,487	$12,897	$8,684	$15,101
Ratio of gross expenses to average
net assets	1.15%	1.30%	1.49%	2.36%	2.32%	1.83%
Ratio of expense reimbursements to
average net assets	–	(0.15)%	(0.34)%	(1.21)%	(0.94)%	–
Ratio of net expenses to average net
assets	1.15%	1.15%	1.15%	1.15%	1.38%	1.83%
Ratio of net investment income (loss) to
average net assets	0.06%	(0.09)%	0.03%	(0.04)%	0.95%	(0.22)%
Portfolio turnover rate	61.65%	127.40%	182.58%	153.69%	166.61%	153.72%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund	Class Y
From 2/28/2017
(commencement
of operations) to
4/30/2017 (i)
Net asset value, beginning of period	$26.86
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.02
Net realized and unrealized gain on
investments	1.30
Total from investment operations	1.32
Net asset value, end of period	$28.18
Total return(iii)	4.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$10
Ratio of gross expenses to average
net assets	119.59%
Ratio of expense reimbursements to
average net assets	(118.94)%
Ratio of net expenses to average net
assets	0.65%
Ratio of net investment income (loss) to
average net assets	0.40%
Portfolio turnover rate	61.65%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the six months then ended.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class Z
					From 12/31/2012
	Six months ended 4/30/2017 (i)	Year ended 10/31/2016	Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013 (ii)
Net asset value, beginning of period	$24.30	$24.41	$22.17	$18.75	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.04	0.03	0.07	0.05	0.04
Net realized and unrealized gain on
investments	3.83	0.13	2.17	3.37	4.01
Total from investment operations	3.87	0.16	2.24	3.42	4.05
Distributions from net realized gains	–	(0.27)	–	–	–
Net asset value, end of period	$28.17	$24.30	$24.41	$22.17	$18.75
Total return(iv)	15.93%	0.64%	10.10%	18.24%	27.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$49,027	$15,693	$3,683	$1,262	$128
Ratio of gross expenses to average
net assets	0.86%	1.05%	1.50%	4.78%	10.11%
Ratio of expense reimbursements to
average net assets	–	(0.12)%	(0.61)%	(3.89)%	(9.22)%
Ratio of net expenses to average net
assets	0.86%	0.93%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to
average net assets	0.28%	0.12%	0.30%	0.23%	0.32%
Portfolio turnover rate	61.65%	127.40%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Net asset value, beginning of period	$21.59	$22.54	$22.18	$19.43	$14.59	$13.50
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.05)	(0.13)	(0.07)	(0.03)	–
Net realized and unrealized gain (loss)
on investments	3.87	(0.90)	0.49	2.82	4.91	1.09
Total from investment operations	3.82	(0.95)	0.36	2.75	4.88	1.09
Dividends from net investment income	–	–	–	–	(0.04)	–
Net asset value, end of period	$25.41	$21.59	$22.54	$22.18	$19.43	$14.59
Total return	17.74%	(4.21)%	1.62%	14.15%	33.41%	8.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$81,203	$81,782	$114,984	$132,426	$157,391	$182,087
Ratio of gross expenses to average
net assets	1.27%	1.25%	1.20%	1.30%	1.29%	1.23%
Ratio of net expenses to average net
assets	1.27%	1.25%	1.20%	1.30%	1.29%	1.23%
Ratio of net investment income (loss) to
average net assets	(0.44)%	(0.24)%	(0.55)%	(0.32)%	(0.19)%	0.02%
Portfolio turnover rate	65.31%	95.75%	120.97%	192.15%	153.89%	232.99%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Net asset value, beginning of period	$19.96	$20.96	$20.74	$18.26	$13.81	$12.85
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.11)	(0.16)	(0.23)	(0.16)	(0.11)	(0.07)
Net realized and unrealized gain (loss)
on investments	3.58	(0.84)	0.45	2.64	4.63	1.03
Total from investment operations	3.47	(1.00)	0.22	2.48	4.52	0.96
Dividends from net investment income	–	–	–	–	(0.07)	–
Net asset value, end of period	$23.43	$19.96	$20.96	$20.74	$18.26	$13.81
Total return	17.38%	(4.82)%	1.11%	13.58%	32.83%	7.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$12,913	$13,093	$17,795	$21,953	$23,599	$26,661
Ratio of gross expenses to average
net assets	1.87%	1.82%	1.74%	1.80%	1.79%	1.76%
Ratio of net expenses to average net
assets	1.87%	1.82%	1.74%	1.80%	1.79%	1.76%
Ratio of net investment income (loss) to
average net assets	(1.05)%	(0.81)%	(1.08)%	(0.82)%	(0.69)%	(0.50)%
Portfolio turnover rate	65.31%	95.75%	120.97%	192.15%	153.89%	232.99%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund	Class Z-2
	Six months	From 10/14/2016
	ended	(commencement of operations) to
	4/30/2017 (i)	10/31/2016 (ii)
Net asset value, beginning of period	$21.59	$21.95
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(iii)	(0.03)	0.04
Net realized and unrealized gain (loss)
on investments	3.89	(0.40)
Total from investment operations	3.86	(0.36)
Net asset value, end of period	$25.45	$21.59
Total return	17.88%	(1.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$5,026	$113
Ratio of gross expenses to average
net assets	1.25%	32.21%
Ratio of expense reimbursements to
average net assets	(0.20)%	(31.16)%
Ratio of net expenses to average net
assets	1.05%	1.05%
Ratio of net investment income (loss) to
average net assets	(0.24)%	4.35%
Portfolio turnover rate	65.31%	95.75%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Net asset value, beginning of period	$14.83	$23.10	$28.14	$33.48	$28.16	$26.99
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.04)	(0.10)	(0.20)	(0.20)	(0.11)	(0.15)
Net realized and unrealized gain (loss)
on investments	3.01	(0.54)	0.42	0.60	8.66	2.45
Total from investment operations	2.97	(0.64)	0.22	0.40	8.55	2.30
Distributions from net realized gains	–	(7.63)	(5.26)	(5.74)	(3.23)	(1.13)
Net asset value, end of period	$17.80	$14.83	$23.10	$28.14	$33.48	$28.16
Total return	20.03%	(3.76)%	0.53%	1.21%	33.71%	8.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$116,722	$129,188	$357,189	$659,692	$936,554	$929,237
Ratio of gross expenses to average
net assets	1.32%	1.28%	1.25%	1.24%	1.25%	1.23%
Ratio of net expenses to average net
assets	1.32%	1.28%	1.25%	1.24%	1.25%	1.23%
Ratio of net investment income (loss) to
average net assets	(0.52)%	(0.67	(0.80)%	(0.70)%	(0.38)%	(0.54)%
Portfolio turnover rate	18.95%	55.08%	125.72%	84.10%	77.38%	72.43%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2017 (i)	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Net asset value, beginning of period	$12.67	$20.92	$26.08	$31.58	$26.85	$25.91
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.08)	(0.16)	(0.29)	(0.32)	(0.23)	(0.28)
Net realized and unrealized gain (loss)
on investments	2.57	(0.46)	0.39	0.56	8.19	2.35
Total from investment operations	2.49	(0.62)	0.10	0.24	7.96	2.07
Distributions from net realized gains	–	(7.63)	(5.26)	(5.74)	(3.23)	(1.13)
Net asset value, end of period	$15.16	$12.67	$20.92	$26.08	$31.58	$26.85
Total return	19.65%	(4.22)%	0.02%	0.74%	33.05%	8.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$11,263	$12,675	$18,577	$31,062	$41,022	$47,507
Ratio of gross expenses to average
net assets	1.84%	1.80%	1.74%	1.72%	1.73%	1.73%
Ratio of net expenses to average net
assets	1.84%	1.80%	1.74%	1.72%	1.73%	1.73%
Ratio of net investment income (loss) to
average net assets	(1.07)%	(1.20)%	(1.30)%	(1.18)%	(0.83)%	(1.05)%
Portfolio turnover rate	18.95%	55.08%	125.72%	84.10%	77.38%	72.43%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund	Class Z-2

	Six months	From 8/1/2016
	ended	(commencement of operations) to
	4/30/2017 (i)	10/31/2016 (ii)
Net asset value, beginning of period	$14.84	$15.35
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.02)	(0.03)
Net realized and unrealized gain (loss)
on investments	3.02	(0.48)
Total from investment operations	3.00	(0.51)
Net asset value, end of period	$17.84	$14.84
Total return	20.22%	(3.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$52,263	$41,787
Ratio of gross expenses to average
net assets	1.04%	1.07%
Ratio of expense reimbursements to
average net assets	(0.05)%	(0.08)%
Ratio of net expenses to average net
assets	0.99%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.29)%	(0.76)%
Portfolio turnover rate	18.95%	55.08%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and
Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the
Fund’s expense other than a Class Expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets) to a share class.

Alger Capital Appreciation Institutional Fund and Alger Capital Appreciation Focus Fund
started offering Class Y shares on February 28, 2017.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of
Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the
“NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S.
dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying
Statements of Operations.

(e) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets, as defined in its prospectuses. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Fund. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of April 30, 2017.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.
Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S., as well as New York State and New York City. The statute of limitations on the Funds’ tax returns remains open for the tax years 2013-2016.
Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of results for the interim period. Actual results may differ from those estimates. All such estimates are of normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:
(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Advisory Agreement with Fred Alger Management, Inc. (“Alger
Management” or the “Manager”), are payable monthly and computed based on the following rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2017, is set forth below under the heading “Actual Rate.”

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital
Appreciation
Institutional
Fund(a)	0.810%	0.650%	0.600%	0.550%	0.450%	0.740%
Alger Capital
Appreciation
Focus Fund(c)	0.550	—	—	—	—	0.550

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Mid Cap
Growth
Institutional
Fund(b)	0.760	0.700	—	—	—	0.760
Alger Small
Cap Growth
Institutional
Fund(b)	0.810	0.750	—	—	—	0.810

(a) Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 to
$3 billion, Tier 3 rate is paid on assets in between $3 to $4 billion, Tier 4 rate is paid on assets between $4 to $5 billion, and Tier 5 rate is paid on assets in excess of $5 billion.
(b) Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(c) Tier 1 rate is paid on all assets.
Alger Management has established expense caps for several shares classes, effective through
February 28, 2018, whereby it reimburses the share classes if annualized operating expenses
(excluding interest, taxes, brokerage, dividend expenses and extraordinary expenses) exceed the rates, based on average daily net assets listed below.

Also, Alger Management has contractually agreed to reimburse Alger Capital Appreciation
Institutional Fund Class Y shares expenses (excluding interest, taxes, brokerage, dividend expenses and extraordinary expenses) through February 28, 2018 to the extent necessary to limit the total annual fund operating expenses to the actual investment advisory fee plus incurred custody fee. This expense reimbursement cannot be terminated.

								FEES WAIVED /
								REIMBURSED
								FOR THE YEAR
				CLASS				ENDED
								OCTOBER 31,
	A	C	I	R	Y	Z	Z-2	2017
Alger Capital Appreciation Institutional Fund	–	–	–	–	0.75%	–	0.95%	$2,312
Alger Capital Appreciation Focus Fund	1.15%	1.90%	1.15%	–	0.65	0.95%	–	2,022
Alger Mid Cap Growth Institutional Fund	–	–	–	–	–	–	1.05	3,593
Alger Small Cap Growth Institutional Fund	–	–	–	–	–	–	0.99	12,695

Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s
Administration Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of Alger Capital Appreciation Focus Fund pay Fred Alger & Company, Incorporated, the

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund’s distributor (the “Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class A shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of Alger Capital Appreciation Focus Fund pay Alger Inc. a fee at the annual rate of 1% of the average daily net assets of the Class C shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of each Fund issuing such shares pay Alger Inc. a fee at the annual rate of 0.50%
of the respective average daily net assets of the Class R shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class R shares. The fees paid may be more or less than the expenses incurred by the
Distributor.

(d) Sales Charges: Purchases and sales of shares of the Alger Capital Appreciation Focus Fund may be subject to initial sales charges or contingent deferred sales charges. The contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended
April 30, 2017, the initial sales charges and contingent deferred sales charges imposed, all of which were retained by Alger Inc., were as follows:

		CONTINGENT
	INITIAL SALES	DEFERRED SALES
	CHARGES	CHARGES
Alger Capital Appreciation Focus Fund	$53	$4,911

(e) Brokerage Commissions: During the six months ended April 30, 2017, Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger Inc.
commissions of $218,817, $15,508, $13,865 and $7,453, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. The Funds compensate Alger Management at the annual rate of
0.0165% of their respective average daily net assets for the Class A and Class C shares and
0.01% of their respective average daily net assets of the Class I, Class R, Class Z and Class
Z-2 shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund, subject to certain limitations, as approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, Alger Management charged back to Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $655,671,
$12,343, $30,811 and $63,956, respectively, for these services, which are included in the transfer agent fees and expenses in the accompanying Statements of Operations.

(g) Trustees’ Fees: Effective March 1, 2016, each Independent Trustee receives a fee of
$27,250 for each board meeting attended, to a maximum of $109,000 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The term “Alger Fund Complex” refers to the Fund, The Alger Institutional
Funds, The Alger Funds II, The Alger Portfolios and Alger Global Fund, each of which is a registered investment company managed by Fred Alger Management, Inc. The Independent
Trustee appointed as Chairman of the Board of Trustees receives additional compensation of $26,000 per annum paid pro rata by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $2,500 for each Audit Committee meeting attended to a maximum of $10,000 per annum, paid pro rata by each fund in the
Alger Fund Complex.
(h) Interfund Trades: The Funds engage in purchase and sale transactions with other funds advised by Alger Management. For the six months ended April 30, 2017, these purchases and sales were as follows:

			Realized
	Purchases	Sales	Gain/(loss)
Alger Small Cap Institutional
Fund	$3,915,791	–	–

(i) Interfund Loans: The Fund, may borrow money from other funds advised by Alger
Management for temporary or emergency purposes. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds. There were no interfund loans outstanding as of April 30, 2017.
During the six months ended April 30, 2017, Alger Capital Appreciation Institutional Fund,
Alger Capital Appreciation Focus Fund, Alger Mid Cap Growth Institutional Fund and
Alger Small Cap Growth Institutional Fund incurred interest expense of $535, $190, $72 and $963, respectively, in connection with interfund loans.

(j) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2017, Alger Management and its
affiliated entities owned the following shares:

		SHARE CLASS
	A	C	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	—	—	347	—	3,777
Alger Capital Appreciation Focus Fund	6,878	6,880	372	35,366	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		SHARE CLASS
	A	C	Y	Z	Z-2
Alger Mid Cap Growth Institutional Fund	—	—	—	—	4,556
Alger Small Cap Growth Institutional Fund	—	—	—	—	6,515

(k) Shareholder Servicing Fees: The Trust has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides Class I shares and Class R shares of the Trust with ongoing servicing of shareholder accounts. As compensation for such services, the
Class I shares and Class R shares of each Fund pay Alger Inc. a monthly fee at an annual rate of 0.25% of the value of the average daily net assets of those classes. The fees paid may be more or less than the expenses incurred by the Distributor.
NOTE 4 — Securities Transactions:
The following summarizes the securities transactions by the Funds other than short-term securities for the six months ended April 30, 2017:

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$1,208,408,517	$1,739,679,250
Alger Capital Appreciation Focus Fund	68,599,963	48,936,228
Alger Mid Cap Growth Institutional Fund	61,444,883	68,402,105
Alger Small Cap Growth Institutional Fund	34,671,216	70,699,262

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability. Additional risks associated with investing in emerging markets include increased volatility, limited liquidity, and less stringent regulatory and legal system.

NOTE 5 — Borrowing:
The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered
Rate. The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(i). For the six months ended April 30, 2017, the Funds had the following borrowings:

	AVERAGE DAILY	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Alger Capital Appreciation Institutional Fund	$38,825	1.69%
Alger Capital Appreciation Focus Fund	14,863	1.61
Alger Mid Cap Growth Institutional Fund	14,125	2.29
Alger Small Cap Growth Institutional Fund	88,389	1.81

The highest amount borrowed during the year ended April 30, 2017 for each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Institutional Fund	$ 6,130,350

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

HIGHEST BORROWING
Alger Capital Appreciation Focus Fund	304,256
Alger Mid Cap Growth Institutional Fund	512,233
Alger Small Cap Growth Institutional Fund	3,147,295

NOTE 6 — Share Capital:
(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2017		OCTOBER 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	8,950,827	$248,453,671	31,404,149	$813,769,276
Dividends reinvested	718,981	19,268,689	8,328,490	222,703,812
Shares redeemed	(42,472,960)	(1,165,093,058)	(39,710,653)	(1,033,949,797)
Net increase (decrease)	(32,803,152)	$(897,370,698)	21,986	$2,523,291
Class R:
Shares sold	1,998,776	$50,638,237	4,897,737	$116,200,047
Dividends reinvested	178,580	4,344,841	1,958,801	47,814,339
Shares redeemed	(4,086,869)	(104,009,892)	(7,855,308)	(186,269,122)
Net decrease	(1,909,513)	$(49,026,814)	(998,770)	$(22,254,736)
Class Y:
Shares sold	293,789	$8,616,833	—	$—
Net increase	293,789	$8,616,833	—	$—
Class Z-2:
Shares sold	12,566,665	$342,715,066	83,652	$2,241,803
Dividends reinvested	44,346	1,189,367	—	—
Shares redeemed	(1,773,872)	(50,061,480)	—	—
Net increase	10,837,139	$293,842,953	83,652	$2,241,803

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED			FOR THE YEAR ENDED
	APRIL 30, 2017		OCTOBER 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Focus Fund
Class A:
Shares sold	157,291	$4,007,411	739,124	$17,427,842
Dividends reinvested	—	—	12,944	312,984
Shares redeemed	(448,085)	(11,017,103)	(679,452)	(15,850,906)
Net increase (decrease)	(290,794)	$(7,009,692)	72,616	$1,889,920
Class C:
Shares sold	198,335	$4,801,177	319,341	$7,354,428
Dividends reinvested	—	—	3,659	86,524
Shares redeemed	(84,234)	(2,091,418)	(83,332)	(1,913,105)
Net increase	114,101	$2,709,759	239,668	$5,527,847
Class I:
Shares sold	232,261	$6,130,645	477,738	$11,361,669
Dividends reinvested	—	—	9,363	227,418
Shares redeemed	(389,251)	(9,923,383)	(561,466)	(13,260,188)
Net decrease	(156,990)	$(3,792,738)	(74,365)	$(1,671,101)
Class Y:
Shares sold	372	$10,000	—	$—
Net increase	372	$10,000	—	$—
Class Z:
Shares sold	1,241,518	$32,988,434	787,965	$19,023,071
Dividends reinvested	—	—	4,919	120,412
Shares redeemed	(146,833)	(3,809,383)	(298,013)	(6,956,934)
Net increase	1,094,685	$29,179,051	494,871	$12,186,549

Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	207,801	$4,959,148	468,253	$10,046,363
Shares redeemed	(800,877)	(18,693,571)	(1,780,941)	(38,571,631)
Net decrease	(593,076)	$(13,734,423)	(1,312,688)	$(28,525,268)
Class R:
Shares sold	56,881	$1,242,615	134,848	$2,706,730
Shares redeemed	(161,576)	(3,513,932)	(327,778)	(6,575,334)
Net decrease	(104,695)	$(2,271,317)	(192,930)	$(3,868,604)
Class Z-2:
Shares sold	205,644	$4,724,477	5,241	$115,000
Shares redeemed	(13,378)	(317,550)	—	—
Net increase	192,266	$4,406,927	5,241	$115,000

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2017		OCTOBER 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	460,713	$7,700,868	2,557,038	$40,363,890
Dividends reinvested	—	—	7,154,149	109,458,479
Shares redeemed	(2,614,218)	(42,859,348)	(16,460,370)	(250,251,908)
Net decrease	(2,153,505)	$(35,158,480)	(6,749,183)	$(100,429,539)
Class R:
Shares sold	127,388	$1,857,205	182,259	$2,391,486
Dividends reinvested	—	—	449,925	5,907,509
Shares redeemed	(385,269)	(5,538,257)	(519,276)	(7,069,366)
Net increase (decrease)	(257,881)	$(3,681,052)	112,908	$1,229,629
Class Z-2:
Shares sold	755,258	$12,317,122	2,959,159	$46,531,746
Shares redeemed	(641,488)	(10,747,630)	(143,150)	(2,218,266)
Net increase	113,770	$1,569,492	2,816,009	$44,313,480

NOTE 7 — Income Tax Information:
At October 31, 2016, the Funds, for federal income tax purposes, had capital loss carryforwards as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

	Alger Capital	Alger Capital	Alger Mid	Alger Small
	Appreciation	Appreciation Focus	Cap Growth	Cap Growth
Expiration Dates	Institutional Fund	Fund	Institutional Fund	Institutional Fund
POST ACT	—	$1,858,285	$1,083,689	$6,331,009
2017	—	—	280,123,926	—
Total	—	1,858,285	281,207,615	6,331,009

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds on or after January 1, 2011 (Post Act) will not be subject to expiration.
In addition, losses incurred on or after January 1, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales,
U.S. Internal Revenue Code Section 988 currency transactions, nondeductible expenses on dividends sold short, the tax treatment of partnerships investments, the realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Fair Value Measurements
The following is a summary of the inputs used as of April 30, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$672,206,660	$672,206,660	—	—
Consumer Staples	111,443,312	111,443,312	—	—
Energy	60,843,857	60,843,857	—	—
Financials	129,304,455	129,304,455	—	—
Health Care	483,169,256	483,169,256	—	—
Industrials	217,907,311	217,907,311	—	—
Information Technology	1,432,180,639	1,430,727,337	—	1,453,302	*
Materials	61,263,575	61,263,575	—	—
Telecommunication Services	41,200,180	41,200,180	—	—
TOTAL COMMON STOCKS	$3,209,519,245	$3,208,065,943	—	$1,453,302
CORPORATE BONDS
Information Technology	—	—	—	—*
MASTER LIMITED PARTNERSHIP
Financials	32,175,557	32,175,557	—	—
PREFERRED STOCKS
Health Care	6,344,237	—	—	6,344,237
Information Technology	6,699,236	—	—	6,699,236	*
TOTAL PREFERRED STOCKS	$13,043,473	—	—	$13,043,473
REAL ESTATE INVESTMENT TRUST
Real Estate	57,761,093	57,761,093	—	—
WARRANTS
Information Technology	—	—	—	—*
TOTAL INVESTMENTS IN
SECURITIES	$3,312,499,368	$3,298,002,593	—	$14,496,775

*Alger Capital Appreciation Institutional Fund’s shares of Choicestream Inc. common stock, preferred stock, corporate bonds and warrants are classified as a Level 3 investment and are fair valued at zero as of April 30, 2017.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 20,451,839	$20,451,839	—	—
Consumer Staples	2,683,880	2,683,880	—	—
Energy	2,137,440	2,137,440	—	—
Financials	5,438,440	5,438,440	—	—
Health Care	11,564,818	11,564,818	—	—
Industrials	5,020,205	5,020,205	—	—
Information Technology	52,678,078	52,678,078	—	—
Materials	986,591	986,591	—	—
TOTAL COMMON STOCKS	$100,961,291	$100,961,291	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,763,369	1,763,369	—	—
PREFERRED STOCKS
Health Care	259,668	—	—	259,668
REAL ESTATE INVESTMENT TRUST
Real Estate	1,110,699	1,110,699	—	—
TOTAL INVESTMENTS IN
SECURITIES	$104,095,027	$103,835,359	—	$259,668

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 15,907,810	$15,907,810	—	—
Consumer Staples	3,541,697	3,541,697	—	—
Energy	1,355,448	1,355,448	—	—
Financials	6,399,871	6,399,871	—	—
Health Care	18,514,668	18,514,668	—	—
Industrials	12,138,912	12,138,912	—	—
Information Technology	26,197,653	26,122,103	—	75,550	*
Materials	4,453,727	4,453,727	—	—
TOTAL COMMON STOCKS	$88,509,786	$88,434,236	—	$75,550
CORPORATE BONDS
Information Technology	—	—	—	—*
PREFERRED STOCKS
Health Care	992,261	—	—	992,261
Information Technology	348,244	—	—	348,244	*
TOTAL PREFERRED STOCKS	$1,340,505	—	—	$1,340,505
REAL ESTATE INVESTMENT TRUST
Real Estate	3,350,280	3,350,280	—	—
SPECIAL PURPOSE VEHICLE
Financials	273,003	—	—	273,003
RIGHTS
Health Care	919,488	—	—	919,488
WARRANTS
Information Technology	—	—	—	—*
TOTAL INVESTMENTS IN
SECURITIES	$94,393,062	$91,784,516	—	$2,608,546

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Alger Mid Cap Growth Institutional Fund’s shares of Choicestream Inc. common stock preferred stock, corporate bonds and warrants are classified as a Level 3 investment and are fair valued at zero as of April 30, 2017.

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 11,899,076	$11,899,076	—	—
Consumer Staples	3,219,926	3,219,926	—	—
Energy	3,664,693	3,664,693	—	—
Financials	8,739,634	8,739,634	—	—
Health Care	61,901,450	61,901,450	—	—
Industrials	14,515,894	14,515,894	—	—
Information Technology	63,614,658	63,614,658	—	—
Materials	4,416,598	4,416,598	—	—
TOTAL COMMON STOCKS	$171,971,929	$171,971,929	—	—
PREFERRED STOCKS
Health Care	2,793,572	—	—	2,793,572
REAL ESTATE INVESTMENT TRUST
Real Estate	1,782,466	1,782,466	—	—
RIGHTS
Health Care	1,149,140	—	—*	1,149,140	**
SPECIAL PURPOSE VEHICLE
Financials	880,398	—	—	880,398
TOTAL INVESTMENTS IN
SECURITIES	$178,577,505	$173,754,395	—	$4,823,110

*Alger Small Cap Growth Institutional Fund’s holdings of Neuralstern, Inc. rights are classified as a Level 2 investment and are fair valued at zero as of April 30, 2017.

**Alger Small Cap Growth Institutional Fund’s holdings of Dyax Corp.’s Inc. rights are classified as a Level 3 investment and fair valued at zero as of April 30, 2017.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$1,828,579
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(375,277)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	1,453,302
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(375,277)

Alger Capital Appreciation Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$574,662
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(574,662)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(574,662)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$16,273,256
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(3,229,7836)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	13,043,473
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(3,229,7836)

Alger Capital Appreciation Institutional Fund	Warrants
Opening balance at November 1, 2016	$563,169
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(563,169)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(563,169)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$310,373
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(50,705)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	259,668
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(50,705)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$95,059
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,509)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	75,550
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(19,509)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$17,128
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(17,128)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(17,128)

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$2,084,875
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	2,359,646
Included in net unrealized gain (loss) on investments	22,364
Purchases and sales
Purchases	–
Sales	(3,126,380)
Closing balance at April 30, 2017	1,340,505
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$2,382,010

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$249,760
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	23,243
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	273,003
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$23,243

Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2016	$–
Transfers into Level 3	—
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	693,302
Purchases and sales
Purchases	226,186
Sales	–
Closing balance at April 30, 2017	919,488
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$693,302

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Warrants
Opening balance at November 1, 2016	$16,785
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(16,785)
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$(16,785)

Alger Mid Cap Growth Institutional Fund	Escrow Receivable
Opening balance at November 1, 2016	$–
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	237,255
Purchases and sales
Purchases	77,403
Sales	–
Closing balance at April 30, 2017	314,658
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$237,255

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$3,468,884
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	2,938,664
Included in net unrealized gain (loss) on investments	293,253
Purchases and sales
Purchases	–
Sales	(3,907,229)
Closing balance at April 30, 2017	2,793,572
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$3,231,917

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2016	$–
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	863,414
Purchases and sales
Purchases	285,726
Sales	–
Closing balance at April 30, 2017	1,149,140
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$863,414
*Alger Small Cap Growth Fund’s Level 3 rights are fair valued at zero at the beginning and ending of the period.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$805,442
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	74,955
Purchases and sales
Purchases	–
Sales	–
Closing balance at April 30, 2017	880,397
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$74,955

Alger Small Cap Growth Institutional Fund	Escrow Receivable
Opening balance at November 1, 2016	$–
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	295,469
Purchases and sales
Purchases	97,779
Sales	–
Closing balance at April 30, 2017	393,248
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2017	$295,469

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of April 30, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable			Weighted Average
	April 30, 2017	Methodology	Input	Input/Range		Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$0	Income	Discount Rate	40%		N/A
		Approach
Common Stocks	1,453,302	Income	Revenue Multiple	10x	-18x	N/A
		Approach	Discount Rate	20%

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Scenario	10-50%
			Probability
			Time to Exit	0.8-2.8 Years
Preferred Stocks	0	Income	Discount Rate	40%		N/A
		Approach
Preferred Stocks	6,344,237	Market	Scenario	80 to 100%		N/A
		Approach	Probability
			Time to Exit	0.5-2.0 Years
			Volatility	67.8%
Preferred Stocks	6,699,236	Income	Revenue Multiple	10x	-18x	N/A
		Approach	Discount Rate	20%
			Scenario	10-50%
			Probability
			Time to Exit	0.8-2.8 Years
Warrants	0	Income	Discount Rate	40%		N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%		N/A
		Approach
Alger Capital Appreciation Focus Fund
Preferred Stocks	$259,668	Income	Discount Rate	35.5-39.5%		N/A
		Approach

Alger Mid Cap Growth Institutional Fund
Common Stocks	$-	Income	Discount Rate	40%		N/A
		Approach
Common Stocks	75,550	Income	Revenue Multiple	10x	-18x	N/A
		Approach	Discount Rate	20%
			Scenario	10-50%
			Probability
			Time to Exit	0.8-2.8 Years
Preferred Stocks	0	Income	Discount Rate	40%
		Approach
Preferred Stocks	561,111	Income	Discount Rate	35.5-39.5%		N/A
		Approach
Preferred Stocks	348,244	Income	Revenue Multiple	10x	-18x	N/A
		Approach	Discount Rate	20%
			Scenario	10-50%
			Probability
			Time to Exit	0.8-2.8 Years
Preferred Stocks	431,150	Market	Scenario	80 to 100%		N/A
		Approach	Probability
			Time to Exit	0.5-2.0 Years
			Volatility	67.8%
Special Purpose Vehicle	273,003	Market	Revenue Multiple	2.6x-3.1x		N/A
		Approach
Warrants	0	Income	Discount Rate	40%		N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%		N/A
		Approach

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Rights	919,488	Income	Discount Rate	20.5-21.5%	N/A
		Approach
Escrow Receivable	314,658	Income	Discount Rate	20.5-21.5%	N/A
		Approach
Alger Small Cap Growth Institutional Fund

Preferred Stocks	450,429	Income	Discount Rate	38.5-39.5%	N/A
		Approach
Preferred Stocks	2,343,143	Market	Scenario	80 to 100%	N/A
		Approach	Probability
			Time to Exit	0.5-2.0 Years
			Volatility	67.8%
Special Purpose Vehicle	880,397	Market	Revenue Multiple	2.6x-3.1x	N/A
		Approach
Rights	1,149,140	Income	Discount Rate	20.5-21.5%	22%
		Approach
Escrow Receivable	393,248	Income	Discount Rate	20.5-21.5%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and
EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On April 30, 2017, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of April 30, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$ 23,032,463	$520	$23,021,944	—
Alger Capital Appreciation Focus Fund	4,167,481	10	4,167,471	—
Alger Mid Cap Growth Institutional Fund	4,808,683	16	4,808,667	—
Alger Small Cap Growth Institutional Fund	2,089,828	33	2,089,795	—

NOTE 9 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments as of April 30, 2017.

NOTE 10 — Principal Risks:
As of April 30, 2017, the Funds invested a significant portion of their assets in securities in the health care and information technology sectors. Changes in economic conditions affecting such sectors would have an impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and
currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The
Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest in companies that are not yet available in the public markets and that are accessible only through private equity investments. The Funds may also invest in venture capital or private equity funds, direct private equity investments and other investments that may have limited liquidity. There may be no trading market for these securities, and their sale or transfer may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an initial public offering or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. The securities may be able to be liquidated, if at all, at disadvantageous prices. As a result, the Funds may be required to hold these positions for several years, if not longer, regardless of adverse price movements. Such positions may cause the Funds to be less liquid than would otherwise be the case.

NOTE 11 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the six months ended April 30, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par			Shares/Par
	at			at		Realized	Value at
	October 31,	Purchases/	Sales/	April 30,		Gain	April 30,
Security	2016	Conversion	Conversion	2017	Interest Income	(Loss)	2017

Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream, Inc.*	124,658	–	–	124,658	–	–	$0
Preferred Stocks
Choicestream, Inc.
Series A and B*	3,575,473	–	–	3,575,473	–	–	0
Corporate Bonds
Choicestream, Inc.,
11.0%, 8/05/18	574,662	–	–	574,662	–	–	0
Warrants
Choicestream, Inc.,
6/22/26 *	574,662	–	–	574,662	–	–	0

Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta
Biosciences, Inc.,
Series D*	76,825	–	–	76,825	–	–	259,669

	Shares/Par			Shares/Par
	at			at		Realized	Value at
	October 31,	Purchases/	Sales/	April 30,	Interest	Gain	April 30,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017

Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc.*	8,930	–	–	8,930	–	–	$0
Preferred Stocks
Choicestream, Inc.
Series A and B*	221,801	–	–	221,801	–	–	0
Prosetta Biosciences,
Inc., Series D*	166,009	–	–	166,009	–	–	561,110
Tolero
Pharmaceuticals, Inc.
Series B*	354,870	–	354,870	0	–	2,359,646	0
Corporate Bonds
Choicestream, Inc.,
11.0%, 8/05/18	17,128	–	–	17,128	–	–	0
Warrants
Choicestream, Inc.,
6/22/26 *	17,128	–	–	17,128	–	–	0

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D*	133,263	–	–	133,263	–	–	450,429
Tolero
Pharmaceuticals, Inc.
Series B*	448,284	–	448,284	–	–	2,938,664	–
* Non-income producing security.

NOTE 12 — Subsequent Events:
Management of each Fund has evaluated events that have occurred subsequent to April
30, 2017 through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example
As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2016 and ending April 30, 2017.

Actual Expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2016	April 30, 2017	April 30, 2017(a)	April 30, 2017(b)
Alger Capital Appreciation Institutional Fund
Class I	Actual	$1,000.00	$1,146.70	$6.07	1.13%
	Hypothetical(c)	1,000.00	1,019.14	5.71	1.13
Class R	Actual	1,000.00	1,143.91	8.66	1.63
	Hypothetical(c)	1,000.00	1,016.71	8.15	1.63
Class Y	Actual	1,000.00	1,043.33	3.80	0.75
	Hypothetical(c)	1,000.00	1,021.08	3.76	0.75
Class Z-2	Actual	1,000.00	1,148.60	4.47	0.84
	Hypothetical(c)	1,000.00	1,020.63	4.21	0.84

Alger Capital Appreciation Focus Fund
Class A	Actual	$1,000.00	$1,157.83	$5.99	1.12%
	Hypothetical(c)	1,000.00	1,019.24	5.61	1.12
Class C	Actual	1,000.00	1,153.42	10.04	1.88
	Hypothetical(c)	1,000.00	1,015.47	9.39	1.88
Class I	Actual	1,000.00	1,157.94	6.15	1.15
	Hypothetical(c)	1,000.00	1,019.09	5.76	1.15
Class Y	Actual	1,000.00	1,049.14	3.30	0.65
	Hypothetical(c)	1,000.00	1,021.57	3.26	0.65
Class Z	Actual	1,000.00	1,159.26	4.50	0.86
	Hypothetical(c)	1,000.00	1,020.63	4.21	0.86

Alger Mid Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$1,177.40	$6.86	1.27%
	Hypothetical(c)	1,000.00	1,018.50	6.36	1.27
Class R	Actual	1,000.00	1,173.85	10.08	1.87
	Hypothetical(c)	1,000.00	1,015.52	9.35	1.87
Class Z-2	Actual	1,000.00	1,178.79	5.62	1.05
	Hypothetical(c)	1,000.00	1,019.64	5.21	1.05

Alger Small Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$1,200.27	$7.20	1.32%
	Hypothetical(c)	1,000.00	1,018.25	6.61	1.32
Class R	Actual	1,000.00	1,196.53	10.02	1.84
	Hypothetical(c)	1,000.00	1,015.67	9.20	1.84
Class Z-2	Actual	1,000.00	1,202.16	5.41	0.99
	Hypothetical(c)	1,000.00	1,019.89	4.96	0.99

(a) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Annualized.
(c) 5% annual return before expenses.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy
U.S. Consumer Privacy Notice Rev. 12/20/16

FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us
	to tell you	how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number and
	•	Account balances and
	•	Transaction history and
	•	Purchase history and
	•	Assets
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share personal information to run their everyday business.
In the section below, we list the reasons financial companies can share personal information; the reasons Alger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal	Does	Can you limit
information	Alger share?	this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes — to offer our	Yes	No
products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes — information about your
transactions and experiences
For our affiliates’ everyday business	No	We don’t share
purposes — information about your
creditworthiness
For nonaffiliates to market to you	No	We don’t share
Questions? Call 1-800-342-2186

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Who we are

Who is providing this notice?	• Alger includes Fred Alger Management, Inc. and Fred
Alger & Company, Incorporated as well as the following
funds: The Alger Funds, The Alger Funds II, The Alger
Institutional Funds, The Alger Portfolios, and Alger
Global Growth Fund.

What we do
How does Alger	To protect your personal information from unauthorized
protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.
How does Alger	We collect your personal information, for
collect my personal	example, when you:
information?
• Open an account or
• Make deposits or withdrawals from your account or
• Give us your contact information or
• Provide account information or
• Pay us by check.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes
information about your credit worthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
• Our affiliates include Fred Alger Management, Inc.
and Fred Alger & Company, Incorporated as well as the
following funds: The Alger Funds, The Alger Funds II,
The Alger Institutional Funds, The Alger Portfolios, and
Alger Global Growth Fund.
Nonaffiliates	Companies not related by common ownership or
control. They can be financial and nonfinancial
companies.
Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or
services to you.
Other important information

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June
30 are available, without charge, by calling (800) 992-3863 or online on the Funds’ website at www.alger.com or on the SEC’s website at www.sec.gov.

Fund Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of the
Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on
Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q.
These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’
fiscal quarter. The Funds’ Forms N-Q are available online on the SEC’s website at www.
sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.
alger.com and through other marketing communications (including printed advertising/
sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law.
From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

agreement must be approved by the Funds’ Chief Compliance Officer, President, Secretary
or Assistant Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund’s portfolio versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-
3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

360 Park Avenue South
New York, NY 10010
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Custodian

Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110

This report is submitted for the general information of the shareholders of The Alger
Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

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ALGER

Inspired by Change, Driven by Growth.

Printed on recycled paper

PRINTED WITH SOY INK

AIFSAR

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the
Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-
2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b)
under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By: /s/Hal Liebes

Hal Liebes

President

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Hal Liebes

Hal Liebes

President

Date: June 27, 2017

By: /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 27, 2017